UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

230 Congress Street, Floor 5

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

230 Congress Street, Floor 5

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.1%
Aerospace & Defense - 2.3%
Hexcel Corp.*(a)	880	$21,129
Precision Castparts Corp.(a)	124	21,439
Teledyne Technologies, Inc.*(a)	336	21,185
TransDigm Group, Inc.*(a)	184	21,300
Triumph Group, Inc.(a)	340	21,304
		106,357
Beverages - 0.4%
Monster Beverage Corp.*	340	21,111

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc.*(a)	228	21,172
Alkermes plc*(a)	1,144	21,221
Biogen Idec, Inc.*(a)	168	21,163
Celgene Corp.*	276	21,396
Cepheid, Inc.*	504	21,082
Cubist Pharmaceuticals, Inc.*	492	21,279
Medivation, Inc.*(a)	284	21,221
Regeneron Pharmaceuticals, Inc.*(a)	184	21,458
		169,992

Chemicals - 3.1%
Airgas, Inc.	240	21,353
Celanese Corp.	460	21,243
CF Industries Holdings, Inc.	116	21,187
Ecolab, Inc.	344	21,232
LyondellBasell Industries N.V., Class A	488	21,301
NewMarket Corp.(a)	112	20,989
W.R. Grace & Co.*(a)	368	21,270
		148,575

Commercial Banks - 0.4%
Signature Bank/NY*(a)	336	21,181

Commercial Services & Supplies - 1.4%
Cintas Corp.	544	21,281
Clean Harbors, Inc.*	316	21,277
Iron Mountain, Inc.	740	21,312
		63,870

Communications Equipment - 0.5%
Motorola Solutions, Inc.(a)	420	21,349

Computers & Peripherals - 1.4%
Apple, Inc.*(a)	36	21,581
Dell, Inc.*	1,280	21,248
Seagate Technology plc(a)	792	21,344
		64,173

Consumer Finance - 0.9%
American Express Co.	368	21,292
Discover Financial Services	640	21,338
		42,630

Distributors - 0.4%
LKQ Corp.*(a)	680	21,196

Diversified Consumer Services - 1.3%
Apollo Group, Inc., Class A*(a)	552	21,329
H&R Block, Inc.	1,284	21,148
Weight Watchers International, Inc.	276	21,304
		63,781

Diversified Financial Services - 0.5%
Moody's Corp.(a)	508	21,387

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	680	21,236
tw telecom, inc.*(a)	956	21,185
		42,421

Electric Utilities - 1.4%
Cleco Corp.	536	21,252
Duke Energy Corp.	1,016	21,346
Southern Co./The(a)	476	21,387
		63,985

Electrical Equipment - 0.4%
Thomas & Betts Corp.*	296	21,285

Electronic Equipment, Instruments & Components - 0.9%
IPG Photonics Corp.*	408	21,236
Universal Display Corp.*	584	21,334
		42,570

Energy Equipment & Services - 1.8%
Core Laboratories N.V.	160	21,051
Helix Energy Solutions Group, Inc.*	1,188	21,147
Oceaneering International, Inc.	392	21,125
Oil States International, Inc.*(a)	272	21,232
		84,555

Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	256	21,299

Food Products - 1.3%
Green Mountain Coffee Roasters, Inc.*(a)	448	20,984
Hershey Co./The(a)	344	21,098
Ralcorp Holdings, Inc.*	288	21,338
		63,420

Gas Utilities - 0.9%
ONEOK, Inc.	260	21,231
WGL Holdings, Inc.	524	21,327
		42,558

Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc.*(a)	40	21,670

Health Care Providers & Services - 3.1%
AMERIGROUP Corp.*	316	21,261
Centene Corp.*	432	21,155
HMS Holdings Corp.*	680	21,223
Humana, Inc.	228	21,085
Omnicare, Inc.	588	20,915
UnitedHealth Group, Inc.(a)	360	21,218
WellCare Health Plans, Inc.*(a)	296	21,277
		148,134

Health Care Technology - 0.9%
athenahealth, Inc.*(a)	284	21,050
Cerner Corp.*	280	21,325
		42,375

Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc.*	52	21,736
Domino's Pizza, Inc.	584	21,199
McDonald's Corp.	216	21,190
Panera Bread Co., Class A*(a)	132	21,241
Six Flags Entertainment Corp.(a)	452	21,140
Starbucks Corp.(a)	380	21,238

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Wyndham Worldwide Corp.	456	$21,209
		148,953
Household Durables - 1.4%
Garmin Ltd.	452	21,222
Tempur-Pedic International, Inc.*(a)	252	21,276
Tupperware Brands Corp.	336	21,336
		63,834
Household Products - 0.4%
Church & Dwight Co., Inc.	432	21,250

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	424	21,166

Insurance - 4.0%
ACE Ltd.	288	21,082
American Financial Group, Inc./OH(a)	552	21,296
Arch Capital Group Ltd.*	572	21,301
Arthur J. Gallagher & Co.	596	21,301
Fidelity National Financial, Inc., Class A	1,180	21,276
Marsh & McLennan Cos., Inc.	648	21,248
ProAssurance Corp.(a)	240	21,146
RenaissanceRe Holdings Ltd.(a)	280	21,204
W.R. Berkley Corp.	588	21,239
		191,093
Internet Software & Services - 1.4%
Equinix, Inc.*	136	21,413
IAC/InterActiveCorp(a)	432	21,207
Rackspace Hosting, Inc.*(a)	368	21,267
		63,887
IT Services - 4.1%
Alliance Data Systems Corp.*	168	21,161
Automatic Data Processing, Inc.	384	21,193
International Business Machines Corp.(a)	100	20,865
Mastercard, Inc., Class A	52	21,868
NeuStar, Inc., Class A*	572	21,307
Teradata Corp.*(a)	312	21,263
Total System Services, Inc.(a)	924	21,317
Visa, Inc., Class A(a)	180	21,240
Wright Express Corp.*(a)	328	21,231
		191,445
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.(a)	292	21,068

Machinery - 2.7%
Chart Industries, Inc.*	292	21,412
Donaldson Co., Inc.	592	21,152
Lincoln Electric Holdings, Inc.	472	21,391
Robbins & Myers, Inc.(a)	408	21,236
Wabtec Corp.(a)	280	21,104
Woodward, Inc.	496	21,244
		127,539
Marine - 0.5%
Kirby Corp.*(a)	324	21,316

Media - 1.4%
CBS Corp., Class B	632	21,431
Charter Communications, Inc., Class A*(a)	336	21,319
DISH Network Corp., Class A	648	21,339
		64,089
Metals & Mining - 1.4%
Allied Nevada Gold Corp.*	652	21,210
Carpenter Technology Corp.(a)	408	21,310
Royal Gold, Inc.(a)	328	21,392
		63,912
Multiline Retail - 1.3%
Dollar General Corp.*	460	21,252
Dollar Tree, Inc.*(a)	224	21,166
Macy's, Inc.	536	21,295
		63,713
Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	1,084	21,377
Consolidated Edison, Inc.	364	21,265
Dominion Resources, Inc.(a)	416	21,303
NiSource, Inc.	868	21,136
OGE Energy Corp.	400	21,400
		106,481
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.	676	21,071
Cobalt International Energy, Inc.*	708	21,261
Continental Resources, Inc.*	248	21,283
HollyFrontier Corp.	660	21,219
Marathon Oil Corp.(a)	668	21,176
Range Resources Corp.(a)	364	21,163
Rosetta Resources, Inc.*	432	21,064
SM Energy Co.(a)	300	21,231
Spectra Energy Corp.(a)	672	21,202
Tesoro Corp.*(a)	796	21,365
Williams Cos., Inc./The	692	21,320
World Fuel Services Corp.(a)	516	21,156
		254,511
Personal Products - 1.4%
Estee Lauder Cos., Inc./The, Class A	344	21,307
Herbalife Ltd.(a)	308	21,197
Nu Skin Enterprises, Inc., Class A	368	21,311
		63,815
Pharmaceuticals - 1.8%
Medicis Pharmaceutical Corp., Class A	564	21,201
Perrigo Co.(a)	204	21,075
Questcor Pharmaceuticals, Inc.*(a)	564	21,218
Viropharma, Inc.*	708	21,289
		84,783
Real Estate Investment Trusts (REITs) - 10.4%
American Campus Communities, Inc.	476	21,287
American Tower Corp.	340	21,427
AvalonBay Communities, Inc.	152	21,485
Boston Properties, Inc.	204	21,418
BRE Properties, Inc.	420	21,231
Camden Property Trust	324	21,303
Colonial Properties Trust(a)	984	21,382
Digital Realty Trust, Inc.	288	21,303
Douglas Emmett, Inc.	936	21,350
Equity Lifestyle Properties, Inc.	308	21,480
Equity Residential	340	21,291
Essex Property Trust, Inc.	140	21,211
Extra Space Storage, Inc.	744	21,420
Federal Realty Investment Trust	220	21,294
HCP, Inc.(a)	540	21,308
Health Care REIT, Inc.(a)	388	21,325
Macerich Co./The(a)	368	21,252
Post Properties, Inc.	456	21,368

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Public Storage(a)	156	$21,555
Rayonier, Inc.(a)	480	21,163
Simon Property Group, Inc.(a)	148	21,561
Tanger Factory Outlet Centers(a)	716	21,287
Taubman Centers, Inc.	292	21,301
		491,002
Road & Rail - 2.3%
Genesee & Wyoming, Inc., Class A*	388	21,177
J.B. Hunt Transport Services, Inc.	392	21,313
Kansas City Southern*(a)	296	21,220
Norfolk Southern Corp.(a)	324	21,329
Old Dominion Freight Line, Inc.*(a)	448	21,356
		106,395
Semiconductors & Semiconductor Equipment - 0.9%
KLA-Tencor Corp.(a)	392	21,333
Semtech Corp.*	744	21,174
		42,507
Software - 3.6%
Cadence Design Systems, Inc.*	1,792	21,217
Check Point Software Technologies Ltd.*	332	21,195
CommVault Systems, Inc.*	428	21,246
Fortinet, Inc.*(a)	772	21,346
Nuance Communications, Inc.*(a)	832	21,282
SolarWinds, Inc.*(a)	548	21,180
TIBCO Software, Inc.*(a)	704	21,472
Ultimate Software Group, Inc.*(a)	288	21,105
		170,043
Specialty Retail - 4.5%
Aaron's, Inc.	820	21,238
Foot Locker, Inc.	684	21,238
Ltd. Brands, Inc.	440	21,120
O'Reilly Automotive, Inc.*	232	21,193
Pier 1 Imports, Inc.*	1,168	21,234
Ross Stores, Inc.	364	21,148
Sally Beauty Holdings, Inc.*(a)	856	21,229
TJX Cos., Inc.	536	21,285
Tractor Supply Co.(a)	236	21,372
Ulta Salon Cosmetics & Fragrance, Inc.	228	21,179
		212,236
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.*	424	21,102
Ralph Lauren Corp.(a)	120	20,920
Under Armour, Inc., Class A*(a)	224	21,056
VF Corp.(a)	144	21,021
		84,099
Tobacco - 1.3%
Lorillard, Inc.	164	21,235
Philip Morris International, Inc.(a)	240	21,266
Reynolds American, Inc.(a)	512	21,217
		63,718
Trading Companies & Distributors - 2.2%
Fastenal Co.(a)	392	21,207
GATX Corp.(a)	528	21,278
MSC Industrial Direct Co., Inc., Class A	252	20,987
United Rentals, Inc.*(a)	496	21,274
W.W. Grainger, Inc.(a)	100	21,481
		106,227
Water Utilities - 0.4%
American Water Works Co., Inc.	624	21,235

Wireless Telecommunication Services - 0.5%
Crown Castle International Corp.*	400	21,336

Total Common Stocks Held Long
(Cost $3,799,786)		4,251,527

Securities Sold Short - (90.2%)
Aerospace & Defense - (0.9%)
Alliant Techsystems, Inc.	(424)	(21,251)
Esterline Technologies Corp.*	(296)	(21,152)
		(42,403)
Air Freight & Logistics - (0.4%)
Expeditors International of Washington, Inc.	(456)	(21,209)

Airlines - (1.4%)
Delta Air Lines, Inc.*	(2,156)	(21,366)
Southwest Airlines Co.	(2,604)	(21,457)
United Continental Holdings, Inc.*	(988)	(21,242)
		(64,065)
Auto Components - (3.2%)
Dana Holding Corp.	(1,372)	(21,266)
Gentex Corp.	(872)	(21,364)
Johnson Controls, Inc.	(656)	(21,307)
Lear Corp.	(456)	(21,199)
Tenneco, Inc.*	(572)	(21,250)
TRW Automotive Holdings Corp.*	(460)	(21,367)
Visteon Corp.*	(400)	(21,200)
		(148,953)
Automobiles - (0.9%)
Ford Motor Co.	(1,708)	(21,333)
General Motors Co.*	(832)	(21,341)
		(42,674)
Beverages - (0.5%)
Molson Coors Brewing Co., Class B	(472)	(21,358)

Biotechnology - (0.9%)
Amylin Pharmaceuticals, Inc.*	(852)	(21,266)
United Therapeutics Corp.*	(452)	(21,303)
		(42,569)
Building Products - (0.9%)
Lennox International, Inc.	(528)	(21,278)
Masco Corp.	(1,584)	(21,178)
		(42,456)
Capital Markets - (5.0%)
Bank of New York Mellon Corp./The	(888)	(21,427)
Charles Schwab Corp./The	(1,488)	(21,383)
E*Trade Financial Corp.*	(1,956)	(21,418)
Eaton Vance Corp.	(744)	(21,263)
Goldman Sachs Group, Inc./The	(172)	(21,392)
Jefferies Group, Inc.	(1,136)	(21,402)
Legg Mason, Inc.	(764)	(21,339)
Morgan Stanley	(1,084)	(21,290)
Northern Trust Corp.	(452)	(21,447)
SEI Investments Co.	(1,024)	(21,187)
Waddell & Reed Financial, Inc., Class A	(656)	(21,261)
		(234,809)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Chemicals - (0.9%)
Intrepid Potash, Inc.*	(872)	$(21,216)
Mosaic Co./The	(384)	(21,231)
		(42,447)
Commercial Banks - (5.0%)
Associated Banc-Corp	(1,524)	(21,275)
CIT Group, Inc.*	(520)	(21,445)
City National Corp./CA	(404)	(21,198)
Comerica, Inc.	(660)	(21,358)
First Horizon National Corp.	(2,056)	(21,340)
First Niagara Financial Group, Inc.	(2,152)	(21,176)
Popular, Inc.*	(10,572)	(21,672)
Regions Financial Corp.	(3,256)	(21,457)
SunTrust Banks, Inc.	(880)	(21,270)
TCF Financial Corp.	(1,800)	(21,402)
Zions Bancorp	(996)	(21,374)
		(234,967)
Commercial Services & Supplies - (1.4%)
Avery Dennison Corp.	(708)	(21,332)
Corrections Corp. of America*	(784)	(21,411)
Covanta Holding Corp.	(1,316)	(21,359)
		(64,102)
Communications Equipment - (1.8%)
Acme Packet, Inc.*	(776)	(21,355)
Harris Corp.	(472)	(21,278)
Juniper Networks, Inc.*	(932)	(21,324)
Riverbed Technology, Inc.*	(760)	(21,341)
		(85,298)
Computers & Peripherals - (0.9%)
Hewlett-Packard Co.	(896)	(21,352)
NetApp, Inc.*	(480)	(21,489)
		(42,841)
Construction & Engineering - (2.7%)
AECOM Technology Corp.*	(948)	(21,207)
Fluor Corp.	(356)	(21,374)
Foster Wheeler AG*	(936)	(21,303)
Jacobs Engineering Group, Inc.*	(480)	(21,298)
Shaw Group, Inc./The*	(672)	(21,309)
URS Corp.	(500)	(21,260)
		(127,751)
Containers & Packaging - (1.4%)
Greif, Inc., Class A	(380)	(21,250)
Owens-Illinois, Inc.*	(916)	(21,379)
Sealed Air Corp.	(1,096)	(21,164)
		(63,793)
Diversified Consumer Services - (0.9%)
DeVry, Inc.	(628)	(21,270)
Sotheby's	(540)	(21,244)
		(42,514)
Diversified Financial Services - (0.9%)
Bank of America Corp.	(2,236)	(21,399)
Citigroup, Inc.	(584)	(21,345)
		(42,744)
Electric Utilities - (0.9%)
Entergy Corp.	(316)	(21,235)
Exelon Corp.	(544)	(21,330)
		(42,565)
Electrical Equipment - (1.8%)
Babcock & Wilcox Co./The*	(828)	(21,321)
Emerson Electric Co.	(408)	(21,290)
GrafTech International Ltd.*	(1,784)	(21,301)
Regal-Beloit Corp.	(324)	(21,238)
		(85,150)
Electronic Equipment, Instruments & Components - (2.7%)
Corning, Inc.	(1,508)	(21,233)
Dolby Laboratories, Inc., Class A*	(556)	(21,161)
Flextronics International Ltd.*	(2,936)	(21,227)
FLIR Systems, Inc.	(844)	(21,362)
Itron, Inc.*	(472)	(21,433)
Vishay Intertechnology, Inc.*	(1,756)	(21,353)
		(127,769)
Energy Equipment & Services - (2.7%)
Baker Hughes, Inc.	(508)	(21,306)
McDermott International, Inc.*	(1,656)	(21,213)
Nabors Industries Ltd.*	(1,216)	(21,268)
Superior Energy Services, Inc.*	(808)	(21,299)
Transocean Ltd.	(388)	(21,224)
Weatherford International Ltd.*	(1,404)	(21,186)
		(127,496)
Food & Staples Retailing - (0.4%)
Walgreen Co.	(632)	(21,166)

Food Products - (1.4%)
Archer-Daniels-Midland Co.	(672)	(21,276)
Bunge Ltd.	(312)	(21,353)
Campbell Soup Co.	(632)	(21,393)
		(64,022)
Gas Utilities - (0.9%)
National Fuel Gas Co.	(444)	(21,365)
UGI Corp.	(780)	(21,255)
		(42,620)
Health Care Equipment & Supplies - (2.3%)
Alere, Inc.*	(820)	(21,328)
Boston Scientific Corp.*	(3,556)	(21,265)
Hill-Rom Holdings, Inc.	(636)	(21,249)
ResMed, Inc.*	(688)	(21,266)
STERIS Corp.	(672)	(21,249)
		(106,357)
Health Care Providers & Services - (2.7%)
Brookdale Senior Living, Inc.*	(1,148)	(21,491)
Community Health Systems, Inc.*	(956)	(21,262)
Express Scripts, Inc.*	(396)	(21,455)
Health Management Associates, Inc., Class A*	(3,164)	(21,262)
HealthSouth Corp.*	(1,036)	(21,217)
Tenet Healthcare Corp.*	(3,988)	(21,176)
		(127,863)
Hotels, Restaurants & Leisure - (2.7%)
Carnival Corp.	(664)	(21,301)
Hyatt Hotels Corp., Class A*	(500)	(21,360)
Marriott International, Inc., Class A	(564)	(21,348)
MGM Resorts International*	(1,560)	(21,247)
Royal Caribbean Cruises Ltd.	(724)	(21,307)
Starwood Hotels & Resorts Worldwide, Inc.	(376)	(21,210)
		(127,773)
Household Durables - (1.3%)
Newell Rubbermaid, Inc.	(1,188)	(21,158)
PulteGroup, Inc.*	(2,400)	(21,240)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Whirlpool Corp.	(276)	$(21,214)
		(63,612)
Independent Power Producers & Energy Traders - (1.3%)
AES Corp./The*	(1,632)	(21,330)
GenOn Energy, Inc.*	(10,096)	(21,000)
NRG Energy, Inc.*	(1,356)	(21,248)
		(63,578)
Insurance - (3.6%)
Aflac, Inc.	(464)	(21,339)
American International Group, Inc.*	(692)	(21,334)
Genworth Financial, Inc., Class A*	(2,568)	(21,366)
Hartford Financial Services Group, Inc.	(1,008)	(21,249)
Lincoln National Corp.	(808)	(21,299)
MetLife, Inc.	(572)	(21,364)
Old Republic International Corp.	(2,008)	(21,184)
PartnerRe Ltd.	(312)	(21,182)
		(170,317)
Internet & Catalog Retail - (0.4%)
Netflix, Inc.*	(184)	(21,167)

Internet Software & Services - (0.9%)
Akamai Technologies, Inc.*	(580)	(21,286)
AOL, Inc.*	(1,124)	(21,322)
		(42,608)
IT Services - (0.9%)
Computer Sciences Corp.	(708)	(21,198)
SAIC, Inc.*	(1,612)	(21,278)
		(42,476)
Leisure Equipment & Products - (0.4%)
Hasbro, Inc.	(576)	(21,151)

Life Sciences Tools & Services - (1.8%)
Covance, Inc.*	(444)	(21,148)
Life Technologies Corp.*	(436)	(21,285)
PerkinElmer, Inc.	(768)	(21,243)
Thermo Fisher Scientific, Inc.	(376)	(21,199)
		(84,875)
Machinery - (4.1%)
Flowserve Corp.	(184)	(21,254)
Harsco Corp.	(908)	(21,302)
Ingersoll-Rand plc	(516)	(21,337)
Navistar International Corp.*	(528)	(21,357)
Oshkosh Corp.*	(916)	(21,224)
PACCAR, Inc.	(456)	(21,354)
SPX Corp.	(276)	(21,398)
Terex Corp.*	(944)	(21,240)
WABCO Holdings, Inc.*	(352)	(21,289)
		(191,755)
Media - (2.7%)
Cablevision Systems Corp., Class A	(1,452)	(21,315)
DreamWorks Animation SKG, Inc., Class A*	(1,152)	(21,254)
Gannett Co., Inc.	(1,392)	(21,339)
Lamar Advertising Co., Class A*	(660)	(21,391)
Live Nation Entertainment, Inc.*	(2,264)	(21,282)
Scripps Networks Interactive, Inc., Class A	(436)	(21,229)
		(127,810)
Metals & Mining - (1.8%)
Alcoa, Inc.	(2,120)	(21,242)
Allegheny Technologies, Inc.	(520)	(21,409)
Southern Copper Corp.	(668)	(21,182)
Walter Energy, Inc.	(360)	(21,316)
		(85,149)
Multi-Utilities - (0.9%)
PG&E Corp.	(492)	(21,358)
Public Service Enterprise Group, Inc.	(696)	(21,304)
		(42,662)
Office Electronics - (0.5%)
Xerox Corp.	(2,640)	(21,331)

Oil, Gas & Consumable Fuels - (6.3%)
Alpha Natural Resources, Inc.*	(1,400)	(21,294)
Arch Coal, Inc.	(1,992)	(21,334)
Chesapeake Energy Corp.	(924)	(21,409)
Cimarex Energy Co.	(280)	(21,132)
Devon Energy Corp.	(300)	(21,336)
Forest Oil Corp.*	(1,752)	(21,234)
Hess Corp.	(360)	(21,222)
McMoRan Exploration Co.*	(1,984)	(21,229)
Newfield Exploration Co.*	(612)	(21,224)
Peabody Energy Corp.	(736)	(21,314)
QEP Resources, Inc.	(700)	(21,350)
Teekay Corp.	(612)	(21,267)
Ultra Petroleum Corp.*	(944)	(21,363)
Whiting Petroleum Corp.*	(392)	(21,286)
		(297,994)
Personal Products - (0.5%)
Avon Products, Inc.	(1,100)	(21,296)

Pharmaceuticals - (1.3%)
Hospira, Inc.*	(568)	(21,237)
Mylan, Inc.*	(908)	(21,293)
Warner Chilcott plc, Class A*	(1,260)	(21,181)
		(63,711)
Professional Services - (0.9%)
Dun & Bradstreet Corp./The	(252)	(21,352)
Manpower, Inc.	(452)	(21,411)
		(42,763)
Real Estate Investment Trusts (REITs) - (0.9%)
Chimera Investment Corp.	(7,516)	(21,270)
Corporate Office Properties Trust	(920)	(21,353)
		(42,623)
Real Estate Management & Development - (0.9%)
Forest City Enterprises, Inc., Class A*	(1,372)	(21,486)
Jones Lang LaSalle, Inc.	(256)	(21,327)
		(42,813)
Semiconductors & Semiconductor Equipment - (3.2%)
Advanced Micro Devices, Inc.*	(2,656)	(21,301)
Broadcom Corp., Class A*	(544)	(21,379)
Cree, Inc.*	(672)	(21,256)
Lam Research Corp.*	(476)	(21,239)
Marvell Technology Group Ltd.*	(1,356)	(21,330)
Micron Technology, Inc.*	(2,608)	(21,125)
Skyworks Solutions, Inc.*	(768)	(21,235)
		(148,865)
Software - (1.8%)
BMC Software, Inc.*	(528)	(21,204)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Momentum Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Compuware Corp.*	(2,312)	$(21,247)
Factset Research Systems, Inc.	(216)	(21,393)
Rovi Corp.*	(660)	(21,483)
		(85,327)
Specialty Retail - (2.7%)
Abercrombie & Fitch Co., Class A	(428)	(21,233)
Best Buy Co., Inc.	(896)	(21,217)
Gap, Inc./The	(812)	(21,226)
Guess?, Inc.	(676)	(21,125)
Staples, Inc.	(1,312)	(21,228)
Urban Outfitters, Inc.*	(724)	(21,076)
		(127,105)
Thrifts & Mortgage Finance - (0.9%)
Hudson City Bancorp, Inc.	(2,916)	(21,316)
New York Community Bancorp, Inc.	(1,536)	(21,366)
		(42,682)
Water Utilities - (0.4%)
Aqua America, Inc.	(952)	(21,220)

Wireless Telecommunication Services - (1.3%)
MetroPCS Communications, Inc.*	(2,348)	(21,179)
NII Holdings, Inc.*	(1,164)	(21,313)
Sprint Nextel Corp.*	(7,348)	(20,942)
		(63,434)

Total Securities Sold Short
(Proceeds Received $3,845,858)		(4,258,058)
Other assets less liabilities — 100.1%		4,728,184
Net Assets — 100.0%		$4,721,653

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2012, the aggregate amount held in a segregated account was $2,087,863.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,651
Aggregate gross unrealized depreciation	(50,649)
Net unrealized appreciation	$410,002
Federal income tax cost of investments	$3,841,525

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
378,618 USD	10/03/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Momentum Total Return Index	$91,222
(386,740) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Total Return Index	(0.01)%	(81,929)
					$9,293

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 88.7%
Aerospace & Defense - 2.7%
Alliant Techsystems, Inc.(a)	672	$33,681
Esterline Technologies Corp.*(a)	468	33,443
General Dynamics Corp.(a)	462	33,901
L-3 Communications Holdings, Inc.(a)	474	33,545
Northrop Grumman Corp.(a)	552	33,716
Raytheon Co.(a)	642	33,885
		202,171
Air Freight & Logistics - 0.4%
FedEx Corp.(a)	366	33,657

Airlines - 2.2%
Alaska Air Group, Inc.*(a)	942	33,742
Delta Air Lines, Inc.*(a)	3,420	33,892
JetBlue Airways Corp.*(a)	6,876	33,624
Southwest Airlines Co.(a)	4,128	34,015
United Continental Holdings, Inc.*(a)	1,566	33,669
		168,942
Auto Components - 1.8%
Dana Holding Corp.(a)	2,172	33,666
Goodyear Tire & Rubber Co./The*(a)	3,012	33,795
Lear Corp.(a)	726	33,752
TRW Automotive Holdings Corp.*(a)	732	34,001
		135,214
Automobiles - 0.9%
Ford Motor Co.(a)	2,706	33,798
General Motors Co.*(a)	1,314	33,704
		67,502
Beverages - 1.3%
Coca-Cola Enterprises, Inc.(a)	1,176	33,634
Constellation Brands, Inc., Class A*(a)	1,428	33,687
Molson Coors Brewing Co., Class B(a)	750	33,937
		101,258
Capital Markets - 0.9%
Bank of New York Mellon Corp./The(a)	1,410	34,024
Morgan Stanley(a)	1,716	33,702
		67,726
Chemicals - 1.3%
CF Industries Holdings, Inc.(a)	186	33,973
Huntsman Corp.(a)	2,412	33,792
LyondellBasell Industries N.V., Class A	774	33,785
		101,550
Commercial Banks - 2.7%
Fifth Third Bancorp(a)	2,406	33,804
First Niagara Financial Group, Inc.(a)	3,408	33,535
Huntington Bancshares, Inc./OH(a)	5,274	34,017
KeyCorp(a)	4,008	34,068
PNC Financial Services Group, Inc.(a)	528	34,051
Popular, Inc.*(a)	16,758	34,354
		203,829
Commercial Services & Supplies - 1.3%
Corrections Corp. of America*(a)	1,242	33,919
R.R. Donnelley & Sons Co.(a)	2,718	33,676
Republic Services, Inc.(a)	1,110	33,922
		101,517
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.*(a)	5,850	33,638
Cisco Systems, Inc.(a)	1,596	33,755
Harris Corp.(a)	750	33,810
		101,203
Computers & Peripherals - 2.7%
Dell, Inc.*(a)	2,028	33,665
Hewlett-Packard Co.(a)	1,422	33,886
Lexmark International, Inc., Class A(a)	1,014	33,705
SanDisk Corp.*(a)	684	33,920
Seagate Technology plc(a)	1,254	33,795
Western Digital Corp.*	816	33,774
		202,745
Construction & Engineering - 0.9%
AECOM Technology Corp.*(a)	1,500	33,555
URS Corp.(a)	792	33,676
		67,231
Consumer Finance - 0.4%
Capital One Financial Corp.(a)	606	33,778

Containers & Packaging - 1.3%
Owens-Illinois, Inc.*(a)	1,452	33,890
Rock-Tenn Co., Class A(a)	498	33,645
Sealed Air Corp.(a)	1,740	33,599
		101,134
Diversified Consumer Services - 0.4%
DeVry, Inc.(a)	996	33,735

Diversified Financial Services - 1.3%
Citigroup, Inc.(a)	924	33,772
JPMorgan Chase & Co.(a)	738	33,933
NASDAQ OMX Group, Inc./The*(a)	1,302	33,722
		101,427
Diversified Telecommunication Services - 0.4%
AT&T, Inc.(a)	1,080	33,728

Electric Utilities - 2.7%
American Electric Power Co., Inc.(a)	876	33,796
Entergy Corp.(a)	504	33,869
FirstEnergy Corp.(a)	744	33,919
IDACORP, Inc.(a)	822	33,801
NV Energy, Inc.(a)	2,094	33,755
Portland General Electric Co.(a)	1,356	33,873
		203,013
Electrical Equipment - 0.5%
Regal-Beloit Corp.(a)	516	33,824

Electronic Equipment, Instruments & Components - 4.4%
Arrow Electronics, Inc.*(a)	804	33,744
Avnet, Inc.*(a)	924	33,624
Corning, Inc.(a)	2,394	33,708
Flextronics International Ltd.*(a)	4,656	33,663
Ingram Micro, Inc., Class A*(a)	1,818	33,742
Itron, Inc.*(a)	744	33,785
Jabil Circuit, Inc.(a)	1,338	33,610
TE Connectivity Ltd.(a)	918	33,736
Tech Data Corp.*(a)	618	33,533
Vishay Intertechnology, Inc.*(a)	2,784	33,853
		336,998
Energy Equipment & Services - 1.8%
Helix Energy Solutions Group, Inc.*(a)	1,884	33,535

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Nabors Industries Ltd.*(a)	1,932	$33,791
Patterson-UTI Energy, Inc.(a)	1,962	33,923
Unit Corp.*(a)	786	33,609
		134,858
Food & Staples Retailing - 1.8%
CVS Caremark Corp.(a)	750	33,600
Kroger Co./The(a)	1,392	33,728
Safeway, Inc.(a)	1,668	33,710
Walgreen Co.(a)	1,002	33,557
		134,595
Food Products - 2.7%
Archer-Daniels-Midland Co.(a)	1,068	33,813
Bunge Ltd.(a)	492	33,672
ConAgra Foods, Inc.(a)	1,284	33,718
Darling International, Inc.*(a)	1,932	33,655
Smithfield Foods, Inc.*(a)	1,530	33,706
Tyson Foods, Inc., Class A(a)	1,758	33,666
		202,230
Gas Utilities - 0.4%
Atmos Energy Corp.	1,074	33,788

Health Care Equipment & Supplies - 1.3%
Alere, Inc.*(a)	1,302	33,865
Boston Scientific Corp.*(a)	5,634	33,691
Zimmer Holdings, Inc.	528	33,940
		101,496
Health Care Providers & Services - 5.3%
Aetna, Inc.(a)	672	33,708
CIGNA Corp.(a)	684	33,687
Community Health Systems, Inc.*(a)	1,512	33,627
Coventry Health Care, Inc.(a)	948	33,720
Health Management Associates, Inc., Class A*	5,016	33,707
Humana, Inc.(a)	366	33,848
LifePoint Hospitals, Inc.*(a)	852	33,603
Omnicare, Inc.(a)	936	33,293
Tenet Healthcare Corp.*(a)	6,324	33,580
UnitedHealth Group, Inc.(a)	570	33,596
Universal Health Services, Inc., Class B(a)	804	33,696
WellPoint, Inc.	456	33,653
		403,718
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd.(a)	1,152	33,903

Household Durables - 1.3%
Jarden Corp.(a)	834	33,552
Newell Rubbermaid, Inc.(a)	1,884	33,554
Whirlpool Corp.	438	33,665
		100,771
Independent Power Producers & Energy Traders - 0.5%
AES Corp./The*(a)	2,592	33,877

Industrial Conglomerates - 0.9%
General Electric Co.(a)	1,686	33,838
Tyco International Ltd.(a)	600	33,708
		67,546
Insurance - 8.4%
ACE Ltd.(a)	462	33,818
American Financial Group, Inc./OH(a)	870	33,565
Assurant, Inc.(a)	840	34,020
Assured Guaranty Ltd.(a)	2,040	33,701
Axis Capital Holdings Ltd.(a)	1,014	33,634
CNO Financial Group, Inc.*(a)	4,326	33,656
Everest Re Group Ltd.(a)	360	33,307
Genworth Financial, Inc., Class A*(a)	4,068	33,846
Hartford Financial Services Group, Inc.(a)	1,596	33,644
Lincoln National Corp.(a)	1,284	33,846
MetLife, Inc.(a)	906	33,839
PartnerRe Ltd.(a)	492	33,402
Principal Financial Group, Inc.(a)	1,146	33,819
Protective Life Corp.(a)	1,134	33,589
Prudential Financial, Inc.(a)	534	33,850
Reinsurance Group of America, Inc.(a)	570	33,898
Torchmark Corp.(a)	678	33,798
Unum Group(a)	1,374	33,636
Validus Holdings Ltd.(a)	1,086	33,612
		640,480
Internet & Catalog Retail - 0.4%
Expedia, Inc.(a)	1,008	33,708

Internet Software & Services - 0.5%
AOL, Inc.*(a)	1,782	33,805

IT Services - 3.1%
Amdocs Ltd.*(a)	1,068	33,727
CACI International, Inc., Class A*(a)	540	33,637
Computer Sciences Corp.(a)	1,122	33,593
DST Systems, Inc.	618	33,514
Fidelity National Information Services, Inc.(a)	1,020	33,782
Lender Processing Services, Inc.	1,302	33,852
SAIC, Inc.*(a)	2,556	33,739
		235,844
Machinery - 1.8%
AGCO Corp.*(a)	714	33,708
Harsco Corp.(a)	1,434	33,642
Navistar International Corp.*(a)	834	33,735
Oshkosh Corp.*(a)	1,452	33,643
		134,728
Media - 1.8%
Comcast Corp., Class A(a)	1,128	33,851
Comcast Corp., Class A Special(a)	1,146	33,818
Gannett Co., Inc.(a)	2,208	33,849
Time Warner, Inc.	894	33,749
		135,267
Metals & Mining - 2.2%
Cliffs Natural Resources, Inc.(a)	486	33,660
Coeur d'Alene Mines Corp.*(a)	1,422	33,758
Freeport-McMoRan Copper & Gold, Inc.	888	33,779
Steel Dynamics, Inc.(a)	2,316	33,675
Walter Energy, Inc.	570	33,750
		168,622
Multiline Retail - 1.8%
Dillard's, Inc., Class A(a)	534	33,653
Kohl's Corp.(a)	672	33,620
Macy's, Inc.(a)	846	33,612
Target Corp.(a)	576	33,563
		134,448

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Multi-Utilities - 1.3%
Ameren Corp.(a)	1,044	$34,014
PG&E Corp.(a)	780	33,860
Public Service Enterprise Group, Inc.(a)	1,104	33,793
		101,667
Office Electronics - 0.5%
Xerox Corp.	4,182	33,791

Oil, Gas & Consumable Fuels - 6.2%
Apache Corp.(a)	336	33,748
Arch Coal, Inc.(a)	3,156	33,801
Chesapeake Energy Corp.(a)	1,464	33,921
ConocoPhillips(a)	444	33,748
Devon Energy Corp.(a)	474	33,711
Hess Corp.(a)	576	33,955
HollyFrontier Corp.(a)	1,050	33,758
Marathon Oil Corp.(a)	1,062	33,665
Marathon Petroleum Corp.	780	33,821
Murphy Oil Corp.(a)	600	33,762
Newfield Exploration Co.*(a)	972	33,709
Peabody Energy Corp.(a)	1,164	33,710
Tesoro Corp.*(a)	1,260	33,818
Valero Energy Corp.(a)	1,308	33,707
		472,834
Paper & Forest Products - 0.4%
Domtar Corp.(a)	354	33,765

Pharmaceuticals - 2.2%
Eli Lilly & Co.(a)	840	33,827
Endo Pharmaceuticals Holdings, Inc.*(a)	870	33,695
Forest Laboratories, Inc.*(a)	972	33,718
Merck & Co., Inc.(a)	882	33,869
Pfizer, Inc.(a)	1,494	33,854
		168,963
Real Estate Investment Trusts (REITs) - 2.7%
American Capital Agency Corp.(a)	1,146	33,853
Annaly Capital Management, Inc.(a)	2,130	33,697
Chimera Investment Corp.(a)	11,910	33,705
Hatteras Financial Corp.(a)	1,206	33,647
Invesco Mortgage Capital, Inc.(a)	1,914	33,782
MFA Financial, Inc.(a)	4,494	33,570
		202,254
Road & Rail - 1.8%
CSX Corp.	1,566	33,700
Hertz Global Holdings, Inc.*(a)	2,244	33,750
Norfolk Southern Corp.(a)	510	33,573
Ryder System, Inc.(a)	636	33,581
		134,604
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.(a)	2,718	33,812
Intel Corp.(a)	1,200	33,732
		67,544
Software - 1.3%
Activision Blizzard, Inc.(a)	2,634	33,768
CA, Inc.(a)	1,224	33,734
Symantec Corp.*(a)	1,812	33,884
		101,386
Specialty Retail - 2.2%
Best Buy Co., Inc.(a)	1,416	33,531
GameStop Corp., Class A(a)	1,524	33,284
Guess?, Inc.(a)	1,074	33,563
Rent-A-Center, Inc.(a)	894	33,748
Staples, Inc.(a)	2,082	33,687
		167,813
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc.*(a)	3,720	33,554
Telephone & Data Systems, Inc.(a)	1,452	33,614
		67,168
Total Common Stocks Held Long
(Cost $6,133,772)		6,747,655

Securities Sold Short - (88.7%)
Aerospace & Defense - (1.3%)
Boeing Co./The	(456)	(33,912)
Precision Castparts Corp.	(192)	(33,197)
TransDigm Group, Inc.*	(288)	(33,339)
		(100,448)
Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(516)	(33,793)
Expeditors International of Washington, Inc.	(726)	(33,766)
		(67,559)
Auto Components - (0.4%)
Gentex Corp.	(1,380)	(33,810)

Beverages - (0.4%)
Monster Beverage Corp.*	(540)	(33,529)

Biotechnology - (3.6%)
Alexion Pharmaceuticals, Inc.*	(366)	(33,987)
Alkermes plc*	(1,818)	(33,724)
Amylin Pharmaceuticals, Inc.*	(1,356)	(33,846)
BioMarin Pharmaceutical, Inc.*	(990)	(33,907)
Cepheid, Inc.*	(804)	(33,631)
Medivation, Inc.*	(450)	(33,624)
Onyx Pharmaceuticals, Inc.*	(894)	(33,686)
Regeneron Pharmaceuticals, Inc.*	(294)	(34,286)
		(270,691)
Building Products - (0.9%)
Lennox International, Inc.	(840)	(33,852)
Masco Corp.	(2,514)	(33,612)
		(67,464)
Capital Markets - (0.4%)
T. Rowe Price Group, Inc.	(516)	(33,695)

Chemicals - (3.6%)
Airgas, Inc.	(378)	(33,631)
Ecolab, Inc.	(546)	(33,699)
FMC Corp.	(318)	(33,663)
International Flavors & Fragrances, Inc.	(576)	(33,753)
Praxair, Inc.	(294)	(33,704)
Sherwin-Williams Co./The	(312)	(33,905)
Sigma-Aldrich Corp.	(462)	(33,754)
W.R. Grace & Co.*	(582)	(33,640)
		(269,749)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Commercial Services & Supplies - (1.8%)
Clean Harbors, Inc.*	(498)	$(33,531)
Copart, Inc.*	(1,290)	(33,630)
Covanta Holding Corp.	(2,088)	(33,888)
Stericycle, Inc.*	(402)	(33,623)
		(134,672)
Communications Equipment - (2.2%)
Acme Packet, Inc.*	(1,236)	(34,015)
Aruba Networks, Inc.*	(1,518)	(33,821)
F5 Networks, Inc.*	(252)	(34,010)
InterDigital, Inc.	(960)	(33,466)
Riverbed Technology, Inc.*	(1,206)	(33,864)
		(169,176)
Diversified Financial Services - (1.3%)
CBOE Holdings, Inc.	(1,182)	(33,592)
Moody's Corp.	(804)	(33,848)
MSCI, Inc., Class A*	(918)	(33,792)
		(101,232)
Diversified Telecommunication Services - (0.5%)
Level 3 Communications, Inc.*	(1,320)	(33,964)

Electric Utilities - (0.9%)
ITC Holdings Corp.	(438)	(33,700)
PPL Corp.	(1,200)	(33,912)
		(67,612)
Electrical Equipment - (0.5%)
Rockwell Automation, Inc.	(426)	(33,952)

Electronic Equipment, Instruments & Components - (1.3%)
IPG Photonics Corp.*	(648)	(33,728)
National Instruments Corp.	(1,182)	(33,711)
Trimble Navigation Ltd.*	(618)	(33,632)
		(101,071)
Energy Equipment & Services - (3.5%)
Cameron International Corp.*	(636)	(33,600)
Core Laboratories N.V.	(252)	(33,156)
Dresser-Rand Group, Inc.*	(720)	(33,401)
Dril-Quip, Inc.*	(516)	(33,550)
FMC Technologies, Inc.*	(672)	(33,882)
Lufkin Industries, Inc.	(420)	(33,873)
Oceaneering International, Inc.	(624)	(33,627)
Schlumberger Ltd.	(480)	(33,567)
		(268,656)
Food & Staples Retailing - (0.9%)
United Natural Foods, Inc.*	(720)	(33,595)
Whole Foods Market, Inc.	(408)	(33,946)
		(67,541)
Food Products - (1.8%)
Green Mountain Coffee Roasters, Inc.*	(708)	(33,163)
Hershey Co./The	(552)	(33,854)
Mead Johnson Nutrition Co.	(408)	(33,652)
Sara Lee Corp.	(1,566)	(33,716)
		(134,385)
Gas Utilities - (1.8%)
National Fuel Gas Co.	(702)	(33,780)
ONEOK, Inc.	(414)	(33,807)
Piedmont Natural Gas Co., Inc.	(1,086)	(33,742)
Questar Corp.	(1,752)	(33,744)
		(135,073)
Health Care Equipment & Supplies - (2.2%)
Edwards Lifesciences Corp.*	(462)	(33,601)
Gen-Probe, Inc.*	(504)	(33,471)
IDEXX Laboratories, Inc.*	(384)	(33,581)
Intuitive Surgical, Inc.*	(60)	(32,505)
Varian Medical Systems, Inc.*	(492)	(33,928)
		(167,086)
Health Care Providers & Services - (0.9%)
Catalyst Health Solutions, Inc.*	(528)	(33,649)
HMS Holdings Corp.*	(1,080)	(33,707)
		(67,356)
Health Care Technology - (1.3%)
athenahealth, Inc.*	(456)	(33,799)
Cerner Corp.*	(444)	(33,815)
Quality Systems, Inc.	(774)	(33,847)
		(101,461)
Hotels, Restaurants & Leisure - (4.4%)
Bally Technologies, Inc.*	(720)	(33,660)
Chipotle Mexican Grill, Inc.*	(78)	(32,604)
Domino's Pizza, Inc.	(924)	(33,541)
Las Vegas Sands Corp.	(588)	(33,851)
Marriott International, Inc., Class A	(894)	(33,838)
McDonald's Corp.	(342)	(33,550)
Panera Bread Co., Class A*	(210)	(33,793)
Starbucks Corp.	(606)	(33,870)
Starwood Hotels & Resorts Worldwide, Inc.	(600)	(33,846)
Yum! Brands, Inc.	(474)	(33,739)
		(336,292)
Household Durables - (0.5%)
Tempur-Pedic International, Inc.*	(402)	(33,941)

Household Products - (0.5%)
Colgate-Palmolive Co.	(348)	(34,027)

Independent Power Producers & Energy Traders - (0.4%)
Calpine Corp.*	(1,962)	(33,766)

Insurance - (0.4%)
Arthur J. Gallagher & Co.	(942)	(33,667)

Internet & Catalog Retail - (1.3%)
Amazon.com, Inc.*	(168)	(34,021)
Netflix, Inc.*	(294)	(33,822)
priceline.com, Inc.*	(48)	(34,440)
		(102,283)
Internet Software & Services - (0.9%)
Rackspace Hosting, Inc.*	(582)	(33,634)
VeriSign, Inc.	(876)	(33,586)
		(67,220)
IT Services - (2.7%)
Automatic Data Processing, Inc.	(612)	(33,777)
Cognizant Technology Solutions Corp., Class A*	(438)	(33,704)
Gartner, Inc.*	(792)	(33,771)
Mastercard, Inc., Class A	(78)	(32,802)

See accompanying notes to schedule of investments.

Schedule of Investments
QuantShares U.S. Market Neutral Value Fund March 31, 2012 (Unaudited)

	Number of Shares	Value
Paychex, Inc.	(1,086)	$(33,655)
Wright Express Corp.*	(522)	(33,789)
		(201,498)
Leisure Equipment & Products - (0.9%)
Brunswick Corp.	(1,308)	(33,681)
Polaris Industries, Inc.	(468)	(33,766)
		(67,447)
Life Sciences Tools & Services - (0.4%)
Mettler-Toledo International, Inc.*	(180)	(33,255)

Machinery - (4.0%)
Chart Industries, Inc.*	(462)	(33,879)
CLARCOR, Inc.	(690)	(33,872)
Donaldson Co., Inc.	(942)	(33,658)
Graco, Inc.	(636)	(33,746)
Manitowoc Co., Inc./The	(2,436)	(33,763)
Nordson Corp.	(618)	(33,687)
Pall Corp.	(564)	(33,631)
Toro Co./The	(474)	(33,706)
Woodward, Inc.	(786)	(33,664)
		(303,606)
Media - (0.4%)
AMC Networks, Inc., Class A*	(756)	(33,740)

Metals & Mining - (1.8%)
Allied Nevada Gold Corp.*	(1,038)	(33,766)
Carpenter Technology Corp.	(648)	(33,845)
Royal Gold, Inc.	(522)	(34,045)
Titanium Metals Corp.	(2,490)	(33,764)
		(135,420)
Multiline Retail - (0.4%)
Dollar Tree, Inc.*	(354)	(33,449)

Multi-Utilities - (0.4%)
Dominion Resources, Inc.	(660)	(33,799)

Oil, Gas & Consumable Fuels - (3.6%)
Cabot Oil & Gas Corp.	(1,074)	(33,477)
Cobalt International Energy, Inc.*	(1,122)	(33,694)
Continental Resources, Inc.*	(396)	(33,985)
McMoRan Exploration Co.*	(3,150)	(33,705)
Oasis Petroleum, Inc.*	(1,092)	(33,666)
Range Resources Corp.	(582)	(33,838)
Spectra Energy Corp.	(1,068)	(33,695)
Sunoco, Inc.	(882)	(33,648)
		(269,708)
Personal Products - (1.3%)
Estee Lauder Cos., Inc./The, Class A	(546)	(33,819)
Herbalife Ltd.	(486)	(33,446)
Nu Skin Enterprises, Inc., Class A	(582)	(33,704)
		(100,969)
Pharmaceuticals - (1.8%)
Allergan, Inc.	(354)	(33,782)
Perrigo Co.	(324)	(33,473)
Questcor Pharmaceuticals, Inc.*	(894)	(33,632)
Salix Pharmaceuticals Ltd.*	(642)	(33,705)
		(134,592)
Professional Services - (1.8%)
Acacia Research Corp.*	(810)	(33,809)
IHS, Inc., Class A*	(360)	(33,714)
Robert Half International, Inc.	(1,116)	(33,815)
Verisk Analytics, Inc., Class A*	(720)	(33,819)
		(135,157)
Real Estate Investment Trusts (REITs) - (13.8%)
American Campus Communities, Inc.	(756)	(33,808)
American Tower Corp.	(540)	(34,031)
Apartment Investment & Management Co., Class A	(1,284)	(33,910)
AvalonBay Communities, Inc.	(240)	(33,924)
Boston Properties, Inc.	(324)	(34,017)
BRE Properties, Inc.	(666)	(33,666)
Camden Property Trust	(516)	(33,927)
Digital Realty Trust, Inc.	(456)	(33,730)
Equity Lifestyle Properties, Inc.	(486)	(33,894)
Equity Residential	(540)	(33,815)
Essex Property Trust, Inc.	(222)	(33,635)
Extra Space Storage, Inc.	(1,182)	(34,030)
Federal Realty Investment Trust	(348)	(33,683)
Highwoods Properties, Inc.	(1,020)	(33,986)
Home Properties, Inc.	(552)	(33,677)
Kilroy Realty Corp.	(732)	(34,119)
Macerich Co./The	(588)	(33,957)
Mid-America Apartment Communities, Inc.	(504)	(33,783)
Plum Creek Timber Co., Inc.	(810)	(33,664)
Post Properties, Inc.	(720)	(33,739)
Public Storage	(246)	(33,990)
Rayonier, Inc.	(762)	(33,597)
Realty Income Corp.	(870)	(33,695)
Regency Centers Corp.	(762)	(33,894)
Simon Property Group, Inc.	(234)	(34,089)
Tanger Factory Outlet Centers	(1,140)	(33,892)
Taubman Centers, Inc.	(462)	(33,703)
UDR, Inc.	(1,272)	(33,975)
Vornado Realty Trust	(402)	(33,848)
Weingarten Realty Investors	(1,278)	(33,778)
Weyerhaeuser Co.	(1,542)	(33,801)
		(1,049,257)
Road & Rail - (0.4%)
Landstar System, Inc.	(582)	(33,593)

Software - (5.3%)
Ariba, Inc.*	(1,032)	(33,757)
CommVault Systems, Inc.*	(678)	(33,656)
Concur Technologies, Inc.*	(588)	(33,739)
Factset Research Systems, Inc.	(342)	(33,872)
Fortinet, Inc.*	(1,224)	(33,844)
Informatica Corp.*	(636)	(33,644)
QLIK Technologies, Inc.*	(1,050)	(33,600)
Red Hat, Inc.*	(564)	(33,778)
Salesforce.com, Inc.*	(222)	(34,301)
TIBCO Software, Inc.*	(1,122)	(34,221)
Ultimate Software Group, Inc.*	(456)	(33,416)
VMware, Inc., Class A*	(300)	(33,711)
		(405,539)
Specialty Retail - (3.1%)
CarMax, Inc.*	(978)	(33,888)
Ross Stores, Inc.	(582)	(33,814)
Sally Beauty Holdings, Inc.*	(1,362)	(33,777)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Value Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Tiffany & Co.	(486)	$(33,597)
Tractor Supply Co.	(372)	(33,688)
Ulta Salon Cosmetics & Fragrance, Inc.	(366)	(33,998)
Urban Outfitters, Inc.*	(1,152)	(33,535)
		(236,297)
Textiles, Apparel & Luxury Goods - (2.7%)
Carter's, Inc.*	(678)	(33,744)
Coach, Inc.	(438)	(33,849)
Fossil, Inc.*	(258)	(34,051)
NIKE, Inc., Class B	(312)	(33,833)
Ralph Lauren Corp.	(192)	(33,471)
Under Armour, Inc., Class A*	(354)	(33,276)
		(202,224)
Trading Companies & Distributors - (1.8%)
Fastenal Co.	(624)	(33,759)
MSC Industrial Direct Co., Inc., Class A	(402)	(33,479)
W.W. Grainger, Inc.	(156)	(33,510)
Watsco, Inc.	(456)	(33,762)
		(134,510)
Water Utilities - (0.4%)
Aqua America, Inc.	(1,512)	(33,703)

Wireless Telecommunication Services - (0.9%)
Crown Castle International Corp.*	(630)	(33,604)
SBA Communications Corp., Class A*	(660)	(33,535)
		(67,139)

Total Securities Sold Short
(Proceeds Received $6,160,127)		(6,746,280)
Other assets less liabilities — 100.0%		7,602,051
Net Assets — 100.0%		$7,603,426

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2012, the aggregate amount held in a segregated account was $4,523,826.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$482,146
Aggregate gross unrealized depreciation	(61,123)
Net unrealized appreciation	$421,023
Federal income tax cost of investments	$6,326,632

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
645,908	USD	10/03/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Value Total Return Index	$101,331
(666,544)	USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Total Return Index	(0.01)%	(76,944)
						$24,387

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral High Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 0.5%
Textron, Inc.(a)	1,326	$36,903

Auto Components - 2.7%
Dana Holding Corp.(a)	2,370	36,735
Gentex Corp.(a)	1,506	36,897
Goodyear Tire & Rubber Co./The*(a)	3,288	36,891
Johnson Controls, Inc.(a)	1,134	36,832
Tenneco, Inc.*(a)	990	36,779
TRW Automotive Holdings Corp.*(a)	798	37,067
		221,201
Automobiles - 0.9%
Ford Motor Co.(a)	2,952	36,871
Harley-Davidson, Inc.(a)	750	36,810
		73,681
Biotechnology - 1.4%
Amylin Pharmaceuticals, Inc.*(a)	1,476	36,841
Cepheid, Inc.*(a)	876	36,643
Dendreon Corp.*(a)	3,504	37,335
		110,819
Building Products - 0.4%
Owens Corning*(a)	1,020	36,751

Capital Markets - 5.4%
Affiliated Managers Group, Inc.*(a)	330	36,897
Ameriprise Financial, Inc.(a)	642	36,677
Charles Schwab Corp./The(a)	2,574	36,988
E*Trade Financial Corp.*(a)	3,384	37,055
Eaton Vance Corp.(a)	1,284	36,697
Franklin Resources, Inc.(a)	300	37,209
Invesco Ltd.(a)	1,386	36,965
Legg Mason, Inc.(a)	1,320	36,868
Morgan Stanley(a)	1,878	36,884
Raymond James Financial, Inc.(a)	1,008	36,822
T. Rowe Price Group, Inc.(a)	564	36,829
Waddell & Reed Financial, Inc., Class A(a)	1,134	36,753
		442,644
Chemicals - 1.8%
Celanese Corp.(a)	798	36,852
Huntsman Corp.(a)	2,628	36,818
Rockwood Holdings, Inc.*(a)	708	36,922
Solutia, Inc.(a)	1,320	36,881
		147,473
Commercial Banks - 2.3%
Huntington Bancshares, Inc./OH(a)	5,754	37,113
Regions Financial Corp.(a)	5,628	37,089
SunTrust Banks, Inc.(a)	1,524	36,835
Webster Financial Corp.(a)	1,632	36,997
Zions Bancorp	1,722	36,954
		184,988
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.(a)	2,274	36,907

Communications Equipment - 3.2%
Acme Packet, Inc.*(a)	1,344	36,987
Aruba Networks, Inc.*(a)	1,656	36,896
F5 Networks, Inc.*(a)	276	37,249
InterDigital, Inc.(a)	1,050	36,603
JDS Uniphase Corp.*(a)	2,532	36,689
Juniper Networks, Inc.*(a)	1,614	36,928
Riverbed Technology, Inc.*(a)	1,314	36,897
		258,249
Construction & Engineering - 0.9%
Foster Wheeler AG*(a)	1,614	36,735
KBR, Inc.(a)	1,038	36,901
		73,636
Diversified Consumer Services - 0.9%
Sotheby's(a)	930	36,586
Weight Watchers International, Inc.(a)	474	36,588
		73,174
Diversified Financial Services - 1.4%
Bank of America Corp.(a)	3,870	37,036
Citigroup, Inc.(a)	1,008	36,842
Leucadia National Corp.(a)	1,404	36,645
		110,523
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc.*(a)	1,440	37,051

Electrical Equipment - 1.8%
EnerSys*(a)	1,062	36,798
General Cable Corp.*(a)	1,266	36,815
GrafTech International Ltd.*(a)	3,084	36,823
Rockwell Automation, Inc.(a)	462	36,822
		147,258
Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc.*(a)	876	36,766
Jabil Circuit, Inc.(a)	1,464	36,775
Vishay Intertechnology, Inc.*(a)	3,036	36,918
		110,459
Energy Equipment & Services - 4.0%
CARBO Ceramics, Inc.(a)	348	36,697
Halliburton Co.(a)	1,104	36,642
Helix Energy Solutions Group, Inc.*(a)	2,052	36,526
Helmerich & Payne, Inc.(a)	678	36,578
Key Energy Services, Inc.*(a)	2,370	36,616
McDermott International, Inc.*(a)	2,868	36,739
Nabors Industries Ltd.*(a)	2,106	36,834
National Oilwell Varco, Inc.(a)	462	36,715
Oil States International, Inc.*(a)	468	36,532
		329,879
Food & Staples Retailing - 0.4%
SUPERVALU, Inc.(a)	6,354	36,281

Gas Utilities - 1.8%
National Fuel Gas Co.(a)	768	36,956
ONEOK, Inc.(a)	450	36,747
Piedmont Natural Gas Co., Inc.(a)	1,182	36,725
UGI Corp.(a)	1,350	36,787
		147,215
Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc.(a)	1,104	36,885
Sirona Dental Systems, Inc.*(a)	708	36,490
		73,375
Health Care Providers & Services - 5.4%
AMERIGROUP Corp.*(a)	546	36,735

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral High Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Brookdale Senior Living, Inc.*(a)	1,986	$37,178
Centene Corp.*(a)	750	36,727
Community Health Systems, Inc.*(a)	1,650	36,696
Coventry Health Care, Inc.(a)	1,038	36,922
Health Management Associates, Inc., Class A*(a)	5,472	36,772
Health Net, Inc.*(a)	924	36,701
HealthSouth Corp.*(a)	1,788	36,618
HMS Holdings Corp.*(a)	1,176	36,703
Tenet Healthcare Corp.*(a)	6,894	36,607
Universal Health Services, Inc., Class B(a)	876	36,713
WellCare Health Plans, Inc.*(a)	510	36,659
		441,031
Hotels, Restaurants & Leisure - 3.6%
Hyatt Hotels Corp., Class A*(a)	864	36,910
Las Vegas Sands Corp.(a)	642	36,960
Marriott International, Inc., Class A(a)	972	36,790
MGM Resorts International*(a)	2,700	36,774
Royal Caribbean Cruises Ltd.(a)	1,254	36,905
Starwood Hotels & Resorts Worldwide, Inc.(a)	654	36,892
Wyndham Worldwide Corp.	792	36,836
Wynn Resorts Ltd.	294	36,715
		294,782
Household Durables - 1.8%
Harman International Industries, Inc.(a)	786	36,793
Leggett & Platt, Inc.(a)	1,596	36,724
PulteGroup, Inc.*(a)	4,152	36,745
Tempur-Pedic International, Inc.*(a)	438	36,980
		147,242
Independent Power Producers & Energy Traders - 1.8%
AES Corp./The*(a)	2,826	36,936
Calpine Corp.*(a)	2,142	36,864
GenOn Energy, Inc.*(a)	17,460	36,316
NRG Energy, Inc.*(a)	2,340	36,668
		146,784
Insurance - 5.4%
Aflac, Inc.(a)	804	36,976
American International Group, Inc.*(a)	1,200	36,996
Assured Guaranty Ltd.(a)	2,226	36,774
CNO Financial Group, Inc.*(a)	4,722	36,737
Genworth Financial, Inc., Class A*(a)	4,440	36,941
Hartford Financial Services Group, Inc.(a)	1,740	36,679
Lincoln National Corp.(a)	1,398	36,851
MBIA, Inc.*	3,750	36,750
MetLife, Inc.(a)	984	36,752
Principal Financial Group, Inc.(a)	1,254	37,006
Protective Life Corp.(a)	1,236	36,610
Prudential Financial, Inc.(a)	582	36,893
		441,965
Internet Software & Services - 0.5%
eBay, Inc.*(a)	1,002	36,964

IT Services - 0.4%
CoreLogic, Inc.*(a)	2,250	36,720

Leisure Equipment & Products - 0.4%
Brunswick Corp.(a)	1,422	36,617

Life Sciences Tools & Services - 0.4%
Waters Corp.*(a)	396	36,693

Machinery - 8.5%
Actuant Corp., Class A(a)	1,272	36,875
AGCO Corp.*(a)	780	36,824
Chart Industries, Inc.*(a)	504	36,958
Cummins, Inc.(a)	306	36,732
Gardner Denver, Inc.(a)	582	36,678
Harsco Corp.(a)	1,566	36,738
Ingersoll-Rand plc	894	36,967
Joy Global, Inc.(a)	498	36,603
Kennametal, Inc.(a)	822	36,604
Manitowoc Co., Inc./The(a)	2,652	36,757
Navistar International Corp.*(a)	912	36,890
Nordson Corp.(a)	678	36,958
Oshkosh Corp.*(a)	1,584	36,701
Robbins & Myers, Inc.	708	36,852
SPX Corp.(a)	474	36,749
Terex Corp.*(a)	1,632	36,720
Timken Co.(a)	726	36,837
Trinity Industries, Inc.(a)	1,116	36,772
WABCO Holdings, Inc.*(a)	606	36,651
		698,866
Media - 2.3%
CBS Corp., Class B(a)	1,092	37,030
Gannett Co., Inc.(a)	2,406	36,884
Interpublic Group of Cos., Inc./The(a)	3,258	37,174
Lamar Advertising Co., Class A*(a)	1,146	37,142
Live Nation Entertainment, Inc.*(a)	3,918	36,829
		185,059
Metals & Mining - 1.8%
Allegheny Technologies, Inc.(a)	900	37,053
Cliffs Natural Resources, Inc.(a)	534	36,985
United States Steel Corp.	1,260	37,006
Walter Energy, Inc.(a)	624	36,947
		147,991
Multiline Retail - 1.3%
Nordstrom, Inc.(a)	660	36,775
Saks, Inc.*(a)	3,150	36,572
Sears Holdings Corp.*	558	36,967
		110,314
Multi-Utilities - 0.5%
TECO Energy, Inc.(a)	2,100	36,855

Oil, Gas & Consumable Fuels - 3.6%
Alpha Natural Resources, Inc.*(a)	2,424	36,869
Arch Coal, Inc.(a)	3,444	36,885
Denbury Resources, Inc.*(a)	2,034	37,080
SandRidge Energy, Inc.*(a)	4,704	36,832
Spectra Energy Corp.(a)	1,164	36,724
Swift Energy Co.*(a)	1,266	36,752
Valero Energy Corp.(a)	1,428	36,800
Whiting Petroleum Corp.*(a)	678	36,816
		294,758
Professional Services - 0.9%
Manpower, Inc.(a)	780	36,949

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral High Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Robert Half International, Inc.(a)	1,218	$36,905
		73,854
Real Estate Investment Trusts (REITs) - 2.3%
CBL & Associates Properties, Inc.(a)	1,944	36,780
DDR Corp.(a)	2,514	36,704
DiamondRock Hospitality Co.(a)	3,588	36,921
Host Hotels & Resorts, Inc.(a)	2,262	37,142
LaSalle Hotel Properties(a)	1,314	36,976
		184,523
Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A*	1,842	36,766
Jones Lang LaSalle, Inc.(a)	444	36,990
		73,756
Road & Rail - 1.3%
Con-way, Inc.(a)	1,128	36,784
Hertz Global Holdings, Inc.*(a)	2,448	36,818
Kansas City Southern*(a)	510	36,562
		110,164
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc.*(a)	4,590	36,812
Atmel Corp.*(a)	3,720	36,679
Cavium, Inc.*	1,188	36,757
Cypress Semiconductor Corp.*(a)	2,352	36,762
Fairchild Semiconductor International, Inc.*(a)	2,508	36,867
International Rectifier Corp.*(a)	1,596	36,820
Micron Technology, Inc.*(a)	4,512	36,547
Microsemi Corp.*(a)	1,716	36,791
NVIDIA Corp.*(a)	2,394	36,844
ON Semiconductor Corp.*(a)	4,122	37,139
RF Micro Devices, Inc.*(a)	7,368	36,693
Skyworks Solutions, Inc.*(a)	1,332	36,830
Teradyne, Inc.*(a)	2,196	37,090
		478,631
Software - 1.4%
Autodesk, Inc.*(a)	870	36,818
Progress Software Corp.*(a)	1,548	36,564
TIBCO Software, Inc.*(a)	1,224	37,332
		110,714
Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A(a)	738	36,612
CarMax, Inc.*(a)	1,062	36,798
Guess?, Inc.(a)	1,170	36,563
Signet Jewelers Ltd.(a)	768	36,311
Tiffany & Co.(a)	528	36,501
Williams-Sonoma, Inc.(a)	978	36,655
		219,440
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.(a)	474	36,631
Deckers Outdoor Corp.*(a)	582	36,695
Fossil, Inc.*(a)	276	36,426
Iconix Brand Group, Inc.*(a)	2,094	36,394
Under Armour, Inc., Class A*(a)	390	36,660
Warnaco Group, Inc./The*(a)	624	36,442
		219,248

Trading Companies & Distributors - 0.9%
United Rentals, Inc.*(a)	858	36,800
WESCO International, Inc.*(a)	564	36,835
		73,635
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc.*(a)	4,062	36,639

Total Common Stocks Held Long
(Cost $6,505,844)		7,361,712

Securities Sold Short - (90.0%)
Aerospace & Defense - (2.3%)
Alliant Techsystems, Inc.	(732)	(36,688)
General Dynamics Corp.	(504)	(36,983)
Lockheed Martin Corp.	(408)	(36,663)
Raytheon Co.	(702)	(37,052)
Rockwell Collins, Inc.	(642)	(36,953)
		(184,339)
Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(564)	(36,937)
United Parcel Service, Inc., Class B	(456)	(36,808)
		(73,745)
Beverages - (0.5%)
PepsiCo, Inc.	(558)	(37,023)

Biotechnology - (2.3%)
Amgen, Inc.	(546)	(37,123)
Celgene Corp.*	(474)	(36,744)
Cubist Pharmaceuticals, Inc.*	(852)	(36,849)
Regeneron Pharmaceuticals, Inc.*	(318)	(37,085)
United Therapeutics Corp.*	(786)	(37,044)
		(184,845)
Chemicals - (4.0%)
Air Products & Chemicals, Inc.	(402)	(36,904)
Airgas, Inc.	(414)	(36,834)
Ecolab, Inc.	(594)	(36,662)
International Flavors & Fragrances, Inc.	(624)	(36,566)
Olin Corp.	(1,692)	(36,801)
Praxair, Inc.	(324)	(37,143)
Sherwin-Williams Co./The	(336)	(36,513)
Sigma-Aldrich Corp.	(504)	(36,822)
Valspar Corp.	(762)	(36,797)
		(331,042)
Commercial Services & Supplies - (4.1%)
Avery Dennison Corp.	(1,224)	(36,879)
Clean Harbors, Inc.*	(546)	(36,762)
Copart, Inc.*	(1,410)	(36,759)
Corrections Corp. of America*	(1,356)	(37,032)
Iron Mountain, Inc.	(1,278)	(36,806)
Republic Services, Inc.	(1,212)	(37,039)
Stericycle, Inc.*	(438)	(36,634)
Waste Connections, Inc.	(1,128)	(36,694)
Waste Management, Inc.	(1,056)	(36,918)
		(331,523)
Communications Equipment - (0.5%)
Motorola Solutions, Inc.	(726)	(36,903)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral High Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Computers & Peripherals - (0.9%)
Apple, Inc.*	(60)	$(35,968)
Lexmark International, Inc., Class A	(1,110)	(36,897)
		(72,865)
Containers & Packaging - (2.2%)
AptarGroup, Inc.	(672)	(36,805)
Ball Corp.	(858)	(36,791)
Bemis Co., Inc.	(1,140)	(36,810)
Crown Holdings, Inc.*	(1,002)	(36,904)
Sonoco Products Co.	(1,104)	(36,653)
		(183,963)
Diversified Telecommunication Services - (1.4%)
AT&T, Inc.	(1,182)	(36,914)
Verizon Communications, Inc.	(966)	(36,930)
Windstream Corp.	(3,180)	(37,238)
		(111,082)
Electric Utilities - (2.7%)
American Electric Power Co., Inc.	(960)	(37,037)
Duke Energy Corp.	(1,758)	(36,936)
Entergy Corp.	(546)	(36,691)
Exelon Corp.	(942)	(36,936)
PPL Corp.	(1,308)	(36,964)
Southern Co./The	(822)	(36,932)
		(221,496)
Electronic Equipment, Instruments & Components - (0.4%)
Ingram Micro, Inc., Class A*	(1,980)	(36,749)

Energy Equipment & Services - (2.2%)
Bristow Group, Inc.	(768)	(36,657)
Core Laboratories N.V.	(276)	(36,313)
Diamond Offshore Drilling, Inc.	(552)	(36,846)
SEACOR Holdings, Inc.*	(384)	(36,779)
Tidewater, Inc.	(678)	(36,626)
		(183,221)
Food & Staples Retailing - (3.1%)
Costco Wholesale Corp.	(408)	(37,046)
CVS Caremark Corp.	(822)	(36,826)
Kroger Co./The	(1,518)	(36,781)
Safeway, Inc.	(1,824)	(36,863)
Sysco Corp.	(1,236)	(36,907)
Walgreen Co.	(1,092)	(36,571)
Wal-Mart Stores, Inc.	(600)	(36,720)
		(257,714)
Food Products - (4.9%)
Campbell Soup Co.	(1,092)	(36,964)
Flowers Foods, Inc.	(1,800)	(36,666)
General Mills, Inc.	(936)	(36,925)
H.J. Heinz Co.	(684)	(36,628)
Hershey Co./The	(600)	(36,798)
Hormel Foods Corp.	(1,248)	(36,841)
Kellogg Co.	(684)	(36,683)
Kraft Foods, Inc., Class A	(966)	(36,718)
McCormick & Co., Inc.	(678)	(36,903)
Ralcorp Holdings, Inc.*	(498)	(36,897)
TreeHouse Foods, Inc.*	(618)	(36,771)
		(404,794)

Health Care Equipment & Supplies - (0.9%)
C.R. Bard, Inc.	(372)	(36,724)
ResMed, Inc.*	(1,188)	(36,721)
		(73,445)
Health Care Providers & Services - (1.8%)
AmerisourceBergen Corp.	(930)	(36,902)
DaVita, Inc.*	(408)	(36,789)
McKesson Corp.	(420)	(36,864)
Quest Diagnostics, Inc.	(600)	(36,690)
		(147,245)
Health Care Technology - (1.4%)
Allscripts Healthcare Solutions, Inc.*	(2,214)	(36,752)
Cerner Corp.*	(486)	(37,014)
Quality Systems, Inc.	(840)	(36,733)
		(110,499)
Hotels, Restaurants & Leisure - (0.9%)
McDonald's Corp.	(378)	(37,082)
Wendy's Co./The	(7,386)	(37,004)
		(74,086)
Household Products - (1.8%)
Church & Dwight Co., Inc.	(744)	(36,597)
Clorox Co./The	(534)	(36,713)
Colgate-Palmolive Co.	(378)	(36,961)
Kimberly-Clark Corp.	(498)	(36,797)
		(147,068)
Industrial Conglomerates - (0.4%)
Tyco International Ltd.	(654)	(36,742)

Insurance - (9.0%)
ACE Ltd.	(504)	(36,893)
Arch Capital Group Ltd.*	(990)	(36,868)
Arthur J. Gallagher & Co.	(1,032)	(36,884)
Aspen Insurance Holdings Ltd.	(1,314)	(36,713)
Axis Capital Holdings Ltd.	(1,110)	(36,819)
Brown & Brown, Inc.	(1,548)	(36,811)
Chubb Corp./The	(534)	(36,905)
Cincinnati Financial Corp.	(1,062)	(36,650)
Endurance Specialty Holdings Ltd.	(912)	(37,082)
Everest Re Group Ltd.	(396)	(36,638)
Fidelity National Financial, Inc., Class A	(2,040)	(36,781)
Hanover Insurance Group, Inc./The	(888)	(36,514)
Markel Corp.*	(84)	(37,711)
PartnerRe Ltd.	(540)	(36,660)
ProAssurance Corp.	(414)	(36,477)
RenaissanceRe Holdings Ltd.	(486)	(36,805)
Travelers Cos., Inc./The	(624)	(36,941)
Validus Holdings Ltd.	(1,182)	(36,583)
W.R. Berkley Corp.	(1,020)	(36,842)
Willis Group Holdings plc	(1,050)	(36,729)
		(736,306)
Internet & Catalog Retail - (0.5%)
Expedia, Inc.	(1,104)	(36,918)

Internet Software & Services - (1.3%)
IAC/InterActiveCorp	(744)	(36,523)
VeriSign, Inc.	(960)	(36,807)
Yahoo!, Inc.*	(2,424)	(36,893)
		(110,223)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral High Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
IT Services - (5.8%)
Amdocs Ltd.*	(1,164)	$(36,759)
Automatic Data Processing, Inc.	(666)	(36,757)
Broadridge Financial Solutions, Inc.	(1,536)	(36,726)
CACI International, Inc., Class A*	(594)	(37,000)
DST Systems, Inc.	(678)	(36,768)
Fidelity National Information Services, Inc.	(1,116)	(36,962)
Fiserv, Inc.*	(528)	(36,638)
Gartner, Inc.*	(864)	(36,841)
Genpact Ltd.*	(2,256)	(36,773)
International Business Machines Corp.	(174)	(36,305)
Paychex, Inc.	(1,188)	(36,816)
SAIC, Inc.*	(2,790)	(36,828)
Total System Services, Inc.	(1,602)	(36,958)
		(478,131)
Marine - (0.4%)
Kirby Corp.*	(558)	(36,711)

Media - (0.9%)
Cablevision Systems Corp., Class A	(2,508)	(36,818)
Regal Entertainment Group, Class A	(2,712)	(36,883)
		(73,701)
Metals & Mining - (0.9%)
Newmont Mining Corp.	(720)	(36,914)
Royal Gold, Inc.	(570)	(37,176)
		(74,090)
Multiline Retail - (2.2%)
Big Lots, Inc.*	(852)	(36,653)
Dollar Tree, Inc.*	(390)	(36,851)
Family Dollar Stores, Inc.	(582)	(36,829)
Kohl's Corp.	(738)	(36,922)
Target Corp.	(630)	(36,710)
		(183,965)
Multi-Utilities - (3.2%)
Consolidated Edison, Inc.	(630)	(36,805)
Dominion Resources, Inc.	(720)	(36,871)
MDU Resources Group, Inc.	(1,644)	(36,809)
OGE Energy Corp.	(690)	(36,915)
PG&E Corp.	(852)	(36,985)
Wisconsin Energy Corp.	(1,050)	(36,939)
Xcel Energy, Inc.	(1,398)	(37,005)
		(258,329)
Oil, Gas & Consumable Fuels - (4.1%)
Bill Barrett Corp.*	(1,416)	(36,830)
Cabot Oil & Gas Corp.	(1,176)	(36,656)
Chevron Corp.	(342)	(36,676)
ConocoPhillips	(486)	(36,941)
Exxon Mobil Corp.	(426)	(36,947)
Marathon Oil Corp.	(1,158)	(36,708)
Range Resources Corp.	(636)	(36,977)
Sunoco, Inc.	(966)	(36,853)
Williams Cos., Inc./The	(1,200)	(36,972)
		(331,560)
Pharmaceuticals - (4.0%)
Abbott Laboratories	(600)	(36,774)
Bristol-Myers Squibb Co.	(1,092)	(36,855)
Eli Lilly & Co.	(918)	(36,968)
Forest Laboratories, Inc.*	(1,062)	(36,841)
Hospira, Inc.*	(984)	(36,792)

Johnson & Johnson	(558)	(36,805)
Merck & Co., Inc.	(960)	(36,864)
Perrigo Co.	(354)	(36,572)
Watson Pharmaceuticals, Inc.*	(546)	(36,615)
		(331,086)
Professional Services - (1.8%)
FTI Consulting, Inc.*	(984)	(36,920)
Nielsen Holdings NV*	(1,230)	(37,072)
Towers Watson & Co., Class A	(558)	(36,867)
Verisk Analytics, Inc., Class A*	(786)	(36,918)
		(147,777)
Real Estate Investment Trusts (REITs) - (7.7%)
American Campus Communities, Inc.	(828)	(37,028)
American Tower Corp.	(588)	(37,056)
Annaly Capital Management, Inc.	(2,328)	(36,829)
AvalonBay Communities, Inc.	(264)	(37,316)
Camden Property Trust	(558)	(36,688)
Chimera Investment Corp.	(13,002)	(36,796)
Digital Realty Trust, Inc.	(498)	(36,837)
Equity Lifestyle Properties, Inc.	(534)	(37,241)
Federal Realty Investment Trust	(378)	(36,587)
Hatteras Financial Corp.	(1,314)	(36,661)
Health Care REIT, Inc.	(672)	(36,933)
MFA Financial, Inc.	(4,902)	(36,618)
Mid-America Apartment Communities, Inc.	(552)	(37,001)
National Retail Properties, Inc.	(1,350)	(36,706)
Rayonier, Inc.	(834)	(36,771)
Realty Income Corp.	(948)	(36,716)
Senior Housing Properties Trust	(1,668)	(36,779)
		(626,563)
Road & Rail - (0.5%)
J.B. Hunt Transport Services, Inc.	(678)	(36,863)

Semiconductors & Semiconductor Equipment - (0.5%)
Broadcom Corp., Class A*	(942)	(37,021)

Software - (3.1%)
Activision Blizzard, Inc.	(2,880)	(36,922)
ANSYS, Inc.*	(564)	(36,671)
Check Point Software Technologies Ltd.*	(576)	(36,772)
Intuit, Inc.	(612)	(36,800)
Microsoft Corp.	(1,146)	(36,958)
Solera Holdings, Inc.	(798)	(36,620)
Synopsys, Inc.*	(1,200)	(36,792)
		(257,535)
Specialty Retail - (2.7%)
Advance Auto Parts, Inc.	(414)	(36,668)
AutoZone, Inc.*	(96)	(35,693)
Lowe's Cos., Inc.	(1,176)	(36,903)
O'Reilly Automotive, Inc.*	(402)	(36,723)
Ross Stores, Inc.	(630)	(36,603)
TJX Cos., Inc.	(930)	(36,930)
		(219,520)
Thrifts & Mortgage Finance - (0.5%)
Capitol Federal Financial, Inc.	(3,108)	(36,861)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral High Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Tobacco - (1.3%)
Altria Group, Inc.	(1,194)	$(36,859)
Lorillard, Inc.	(282)	(36,513)
Reynolds American, Inc.	(888)	(36,799)
		(110,171)

Total Securities Sold Short
(Proceeds Received $6,904,996)		(7,363,720)
Other assets less liabilities — 100.0%		8,187,124
Net Assets — 100.0%		$8,185,116

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2012, the aggregate amount held in a segregated account was $4,835,665.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$852,474
Aggregate gross unrealized depreciation	(120,842)
Net unrealized appreciation	$731,632
Federal income tax cost of investments	$6,630,080

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
687,884	USD	10/03/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Beta Total Return Index	$129,222
(746,249)	USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Beta Total Return Index	(0.01)%	(68,063)
						$61,159

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Size Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.1%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	678	$33,981
Esterline Technologies Corp.*	474	33,872
Hexcel Corp.*(a)	1,404	33,710
Teledyne Technologies, Inc.*(a)	534	33,669
		135,232
Airlines - 0.5%
Alaska Air Group, Inc.*	948	33,957

Auto Components - 1.8%
Dana Holding Corp.	2,184	33,852
Goodyear Tire & Rubber Co./The*	3,030	33,996
Tenneco, Inc.*(a)	912	33,881
Visteon Corp.*(a)	642	34,026
		135,755
Automobiles - 0.5%
Tesla Motors, Inc.*	912	33,963

Biotechnology - 2.3%
Alkermes plc*	1,824	33,835
Human Genome Sciences, Inc.*	4,134	34,064
Incyte Corp. Ltd.*(a)	1,746	33,698
Myriad Genetics, Inc.*(a)	1,434	33,928
Seattle Genetics, Inc.*(a)	1,662	33,872
		169,397
Building Products - 0.9%
A.O. Smith Corp.(a)	756	33,983
Lennox International, Inc.	840	33,852
		67,835
Capital Markets - 1.8%
E*Trade Financial Corp.*	3,114	34,098
Federated Investors, Inc., Class B	1,512	33,884
Stifel Financial Corp.*(a)	894	33,829
Waddell & Reed Financial, Inc., Class A(a)	1,044	33,836
		135,647
Chemicals - 2.3%
Cabot Corp.	798	34,059
Cytec Industries, Inc.	558	33,921
Intrepid Potash, Inc.*	1,392	33,867
NewMarket Corp.(a)	180	33,732
Scotts Miracle-Gro Co./The, Class A(a)	624	33,796
		169,375
Commercial Banks - 5.0%
Associated Banc-Corp(a)	2,430	33,923
Bank of Hawaii Corp.	702	33,942
CapitalSource, Inc.	5,112	33,739
City National Corp./CA	648	34,001
First Horizon National Corp.	3,276	34,005
Fulton Financial Corp.	3,240	34,020
Popular, Inc.*	16,848	34,538
Prosperity Bancshares, Inc.(a)	744	34,075
SVB Financial Group*(a)	528	33,971
TCF Financial Corp.(a)	2,868	34,101
Valley National Bancorp(a)	2,622	33,955
		374,270
Commercial Services & Supplies - 1.4%
Copart, Inc.*	1,296	33,787
Covanta Holding Corp.	2,100	34,083
R.R. Donnelley & Sons Co.	2,730	33,824
		101,694
Communications Equipment - 2.7%
Acme Packet, Inc.*	1,242	34,180
ADTRAN, Inc.	1,086	33,872
Aruba Networks, Inc.*(a)	1,524	33,955
Brocade Communications Systems, Inc.*	5,880	33,810
InterDigital, Inc.	966	33,675
ViaSat, Inc.*(a)	708	34,132
		203,624
Computers & Peripherals - 0.9%
Diebold, Inc.	882	33,974
Lexmark International, Inc., Class A(a)	1,020	33,905
		67,879
Construction & Engineering - 0.9%
EMCOR Group, Inc.	1,224	33,929
Shaw Group, Inc./The*(a)	1,068	33,867
		67,796
Containers & Packaging - 0.4%
Greif, Inc., Class A	606	33,888

Diversified Consumer Services - 1.3%
DeVry, Inc.	1,002	33,938
ITT Educational Services, Inc.*(a)	510	33,731
Sotheby's(a)	858	33,754
		101,423
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	1,188	33,763

Diversified Telecommunication Services - 0.4%
tw telecom, inc.*	1,524	33,772

Electric Utilities - 2.3%
Cleco Corp.	858	34,020
Great Plains Energy, Inc.	1,674	33,932
Hawaiian Electric Industries, Inc.(a)	1,338	33,918
IDACORP, Inc.	822	33,800
Portland General Electric Co.(a)	1,362	34,023
		169,693
Electrical Equipment - 1.8%
Acuity Brands, Inc.(a)	540	33,928
GrafTech International Ltd.*	2,838	33,886
Polypore International, Inc.*(a)	954	33,542
Regal-Beloit Corp.	516	33,824
		135,180
Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc.*	468	33,944
IPG Photonics Corp.*(a)	648	33,729
Tech Data Corp.*(a)	624	33,858
Universal Display Corp.*(a)	930	33,973
Vishay Intertechnology, Inc.*(a)	2,796	33,999
		169,503
Energy Equipment & Services - 4.9%
Atwood Oceanics, Inc.*	750	33,668
CARBO Ceramics, Inc.	318	33,533
Dril-Quip, Inc.*	516	33,550
Helix Energy Solutions Group, Inc.*	1,890	33,642
Key Energy Services, Inc.*(a)	2,184	33,743

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Size Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Lufkin Industries, Inc.(a)	426	$34,357
McDermott International, Inc.*(a)	2,640	33,818
SEACOR Holdings, Inc.*(a)	354	33,906
Superior Energy Services, Inc.*(a)	1,290	34,004
Tidewater, Inc.	624	33,709
Unit Corp.*(a)	792	33,866
		371,796
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	612	33,941
Ruddick Corp.(a)	846	33,925
United Natural Foods, Inc.*(a)	720	33,595
		101,461
Food Products - 1.8%
Darling International, Inc.*	1,944	33,864
Dean Foods Co.*	2,772	33,569
Flowers Foods, Inc.	1,656	33,733
TreeHouse Foods, Inc.*(a)	570	33,915
		135,081
Gas Utilities - 1.4%
Atmos Energy Corp.(a)	1,080	33,977
Piedmont Natural Gas Co., Inc.(a)	1,092	33,928
WGL Holdings, Inc.(a)	834	33,944
		101,849
Health Care Equipment & Supplies - 1.3%
Hill-Rom Holdings, Inc.	1,014	33,878
STERIS Corp.(a)	1,068	33,770
Thoratec Corp.*(a)	996	33,575
		101,223
Health Care Providers & Services - 4.1%
Brookdale Senior Living, Inc.*	1,830	34,258
Centene Corp.*	690	33,789
Community Health Systems, Inc.*	1,524	33,894
Health Management Associates, Inc., Class A*	5,046	33,909
HealthSouth Corp.*	1,650	33,792
LifePoint Hospitals, Inc.*	858	33,839
Lincare Holdings, Inc.(a)	1,302	33,696
Owens & Minor, Inc.(a)	1,116	33,937
Tenet Healthcare Corp.*(a)	6,354	33,740
		304,854
Health Care Technology - 0.9%
athenahealth, Inc.*(a)	456	33,799
Quality Systems, Inc.(a)	774	33,847
		67,646
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	1,230	33,887
Domino's Pizza, Inc.	930	33,759
Life Time Fitness, Inc.*	666	33,680
Six Flags Entertainment Corp.(a)	720	33,674
Wendy's Co./The	6,804	34,088
		169,088
Household Durables - 1.8%
Harman International Industries, Inc.(a)	720	33,703
Jarden Corp.	840	33,793
Leggett & Platt, Inc.(a)	1,470	33,825
PulteGroup, Inc.*(a)	3,828	33,878
		135,199

Independent Power Producers & Energy Traders - 0.4%
GenOn Energy, Inc.*	16,086	33,459

Insurance - 2.7%
Allied World Assurance Co. Holdings	492	33,786
Aspen Insurance Holdings Ltd.(a)	1,212	33,863
CNO Financial Group, Inc.*	4,350	33,843
MBIA, Inc.*(a)	3,450	33,810
ProAssurance Corp.(a)	384	33,834
Protective Life Corp.(a)	1,140	33,767
		202,903
Internet & Catalog Retail - 0.5%
HSN, Inc.	894	33,999

Internet Software & Services - 0.5%
AOL, Inc.*(a)	1,794	34,032

IT Services - 1.8%
CACI International, Inc., Class A*	546	34,010
DST Systems, Inc.	624	33,840
NeuStar, Inc., Class A*	912	33,972
Wright Express Corp.*(a)	522	33,789
		135,611
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,314	33,836

Machinery - 2.7%
CLARCOR, Inc.	690	33,872
Harsco Corp.	1,446	33,923
ITT Corp.	1,476	33,860
Oshkosh Corp.*(a)	1,458	33,782
Robbins & Myers, Inc.	648	33,728
Trinity Industries, Inc.	1,032	34,004
		203,169
Marine - 0.5%
Alexander & Baldwin, Inc.(a)	702	34,012

Media - 2.7%
AMC Networks, Inc., Class A*(a)	762	34,008
Gannett Co., Inc.	2,214	33,941
Lamar Advertising Co., Class A*	1,056	34,225
Live Nation Entertainment, Inc.*	3,612	33,953
Regal Entertainment Group, Class A(a)	2,496	33,945
Washington Post Co./The, Class B	90	33,621
		203,693
Metals & Mining - 2.3%
Carpenter Technology Corp.	654	34,158
Coeur d'Alene Mines Corp.*	1,434	34,043
Compass Minerals International, Inc.	474	34,005
Molycorp, Inc.*	1,002	33,898
Titanium Metals Corp.(a)	2,502	33,927
		170,031
Multiline Retail - 0.9%
Big Lots, Inc.*	786	33,814
Dillard's, Inc., Class A	540	34,031
		67,845
Multi-Utilities - 0.5%
Vectren Corp.(a)	1,170	34,000

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Size Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co., Class A	714	$33,651
EXCO Resources, Inc.	5,130	34,012
McMoRan Exploration Co.*	3,162	33,834
Oasis Petroleum, Inc.*(a)	1,092	33,666
Rosetta Resources, Inc.*(a)	690	33,644
Teekay Corp.(a)	972	33,777
		202,584
Pharmaceuticals - 0.9%
Medicis Pharmaceutical Corp., Class A	900	33,831
Viropharma, Inc.*	1,128	33,919
		67,750
Real Estate Investment Trusts (REITs) - 6.3%
CBL & Associates Properties, Inc.	1,794	33,943
Colonial Properties Trust	1,572	34,160
Corporate Office Properties Trust	1,464	33,979
Douglas Emmett, Inc.	1,494	34,078
Entertainment Properties Trust	732	33,950
Extra Space Storage, Inc.	1,188	34,203
Hatteras Financial Corp.	1,212	33,815
Highwoods Properties, Inc.(a)	1,020	33,986
Kilroy Realty Corp.	732	34,119
LaSalle Hotel Properties	1,212	34,106
Omega Healthcare Investors, Inc.	1,578	33,548
Post Properties, Inc.	726	34,020
Starwood Property Trust, Inc.(a)	1,620	34,052
Washington Real Estate Investment Trust(a)	1,140	33,858
		475,817
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc., Class A*	2,184	34,201

Road & Rail - 1.8%
Con-way, Inc.	1,044	34,045
Genesee & Wyoming, Inc., Class A*	618	33,731
Landstar System, Inc.	588	33,939
Old Dominion Freight Line, Inc.*(a)	714	34,036
		135,751
Semiconductors & Semiconductor Equipment - 0.9%
Cypress Semiconductor Corp.*	2,166	33,855
Fairchild Semiconductor International, Inc.*	2,310	33,957
		67,812
Software - 2.7%
Ariba, Inc.*	1,038	33,953
CommVault Systems, Inc.*	684	33,954
Compuware Corp.*	3,684	33,856
Concur Technologies, Inc.*	588	33,740
QLIK Technologies, Inc.*(a)	1,056	33,792
SolarWinds, Inc.*(a)	876	33,857
		203,152
Specialty Retail - 2.2%
Aaron's, Inc.	1,302	33,722
American Eagle Outfitters, Inc.	1,968	33,830
Ascena Retail Group, Inc.*	762	33,772
Buckle, Inc./The	708	33,913

Chico's FAS, Inc.	2,238	33,794
		169,031
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.*	678	33,744
Deckers Outdoor Corp.*	540	34,047
Hanesbrands, Inc.*(a)	1,146	33,853
Warnaco Group, Inc./The*(a)	576	33,639
Wolverine World Wide, Inc.	912	33,908
		169,191
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	2,862	33,943

Trading Companies & Distributors - 1.3%
GATX Corp.	840	33,852
Watsco, Inc.	456	33,762
WESCO International, Inc.*(a)	516	33,700
		101,314
Wireless Telecommunication Services - 0.9%
NII Holdings, Inc.*	1,854	33,947
Telephone & Data Systems, Inc.(a)	1,464	33,891
		67,838
Total Common Stocks Held Long
(Cost $6,237,962)		6,776,817

Securities Sold Short - (90.3%)
Aerospace & Defense - (3.6%)
Boeing Co./The	(456)	(33,913)
General Dynamics Corp.	(462)	(33,902)
Honeywell International, Inc.	(558)	(34,066)
Lockheed Martin Corp.	(378)	(33,967)
Northrop Grumman Corp.	(552)	(33,716)
Precision Castparts Corp.	(198)	(34,234)
Raytheon Co.	(642)	(33,885)
United Technologies Corp.	(408)	(33,839)
		(271,522)
Air Freight & Logistics - (1.4%)
C.H. Robinson Worldwide, Inc.	(516)	(33,793)
FedEx Corp.	(372)	(34,209)
United Parcel Service, Inc., Class B	(420)	(33,902)
		(101,904)
Auto Components - (0.4%)
Johnson Controls, Inc.	(1,044)	(33,909)

Automobiles - (0.9%)
Ford Motor Co.	(2,724)	(34,023)
General Motors Co.*	(1,320)	(33,858)
		(67,881)
Beverages - (0.9%)
Coca-Cola Co./The	(462)	(34,193)
PepsiCo, Inc.	(510)	(33,838)
		(68,031)
Biotechnology - (1.8%)
Amgen, Inc.	(504)	(34,267)
Biogen Idec, Inc.*	(270)	(34,012)
Celgene Corp.*	(438)	(33,954)
Gilead Sciences, Inc.*	(696)	(33,999)
		(136,232)
Capital Markets - (3.2%)
Bank of New York Mellon Corp./The	(1,416)	(34,168)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Size Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
BlackRock, Inc.	(168)	$(34,423)
Charles Schwab Corp./The	(2,370)	(34,057)
Franklin Resources, Inc.	(276)	(34,232)
Goldman Sachs Group, Inc./The	(270)	(33,580)
Morgan Stanley	(1,728)	(33,938)
State Street Corp.	(750)	(34,125)
		(238,523)
Chemicals - (3.6%)
Air Products & Chemicals, Inc.	(372)	(34,150)
Dow Chemical Co./The	(978)	(33,878)
E.I. du Pont de Nemours & Co.	(642)	(33,962)
Ecolab, Inc.	(552)	(34,069)
LyondellBasell Industries N.V., Class A	(774)	(33,785)
Monsanto Co.	(426)	(33,978)
Mosaic Co./The	(612)	(33,837)
Praxair, Inc.	(294)	(33,704)
		(271,363)
Commercial Banks - (1.8%)
BB&T Corp.	(1,080)	(33,901)
PNC Financial Services Group, Inc.	(528)	(34,051)
U.S. Bancorp	(1,074)	(34,025)
Wells Fargo & Co.	(1,002)	(34,208)
		(136,185)
Commercial Services & Supplies - (0.4%)
Waste Management, Inc.	(972)	(33,981)

Communications Equipment - (1.3%)
Cisco Systems, Inc.	(1,602)	(33,882)
Motorola Solutions, Inc.	(666)	(33,853)
QUALCOMM, Inc.	(498)	(33,874)
		(101,609)
Computers & Peripherals - (2.2%)
Apple, Inc.*	(54)	(32,372)
Dell, Inc.*	(2,040)	(33,864)
EMC Corp.*	(1,140)	(34,063)
Hewlett-Packard Co.	(1,428)	(34,029)
NetApp, Inc.*	(762)	(34,115)
		(168,443)
Consumer Finance - (0.9%)
American Express Co.	(588)	(34,022)
Capital One Financial Corp.	(606)	(33,778)
		(67,800)
Diversified Financial Services - (1.8%)
Bank of America Corp.	(3,564)	(34,107)
Citigroup, Inc.	(930)	(33,992)
CME Group, Inc.	(114)	(32,984)
JPMorgan Chase & Co.	(738)	(33,933)
		(135,016)
Diversified Telecommunication Services - (1.4%)
AT&T, Inc.	(1,086)	(33,916)
CenturyLink, Inc.	(876)	(33,857)
Level 3 Communications, Inc.*	(1)	(26)
Verizon Communications, Inc.	(888)	(33,948)
		(101,747)
Electric Utilities - (3.2%)
American Electric Power Co., Inc.	(882)	(34,028)
Duke Energy Corp.	(1,620)	(34,036)
Exelon Corp.	(870)	(34,113)
FirstEnergy Corp.	(744)	(33,919)
NextEra Energy, Inc.	(558)	(34,083)
PPL Corp.	(1,206)	(34,081)
Southern Co./The	(756)	(33,967)
		(238,227)
Electrical Equipment - (0.4%)
Emerson Electric Co.	(648)	(33,813)

Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(2,406)	(33,876)
TE Connectivity Ltd.	(924)	(33,957)
		(67,833)
Energy Equipment & Services - (1.8%)
Baker Hughes, Inc.	(810)	(33,971)
Halliburton Co.	(1,020)	(33,854)
National Oilwell Varco, Inc.	(426)	(33,854)
Schlumberger Ltd.	(486)	(33,986)
		(135,665)
Food & Staples Retailing - (1.8%)
Costco Wholesale Corp.	(372)	(33,778)
CVS Caremark Corp.	(756)	(33,869)
Walgreen Co.	(1,008)	(33,758)
Wal-Mart Stores, Inc.	(552)	(33,782)
		(135,187)
Food Products - (1.8%)
Archer-Daniels-Midland Co.	(1,074)	(34,003)
General Mills, Inc.	(858)	(33,848)
Kellogg Co.	(630)	(33,787)
Kraft Foods, Inc., Class A	(888)	(33,753)
		(135,391)
Health Care Equipment & Supplies - (1.8%)
Baxter International, Inc.	(564)	(33,716)
Covidien plc	(624)	(34,120)
Medtronic, Inc.	(864)	(33,860)
Stryker Corp.	(612)	(33,954)
		(135,650)
Health Care Providers & Services - (1.8%)
Express Scripts, Inc.*	(630)	(34,133)
McKesson Corp.	(384)	(33,704)
UnitedHealth Group, Inc.	(576)	(33,949)
WellPoint, Inc.	(462)	(34,096)
		(135,882)
Hotels, Restaurants & Leisure - (2.7%)
Carnival Corp.	(1,062)	(34,069)
Las Vegas Sands Corp.	(588)	(33,851)
McDonald's Corp.	(348)	(34,139)
Starbucks Corp.	(606)	(33,869)
Wynn Resorts Ltd.	(270)	(33,718)
Yum! Brands, Inc.	(480)	(34,166)
		(203,812)
Household Products - (1.3%)
Colgate-Palmolive Co.	(348)	(34,027)
Kimberly-Clark Corp.	(456)	(33,694)
Procter & Gamble Co./The	(504)	(33,874)
		(101,595)
Industrial Conglomerates - (1.8%)
3M Co.	(384)	(34,257)
Danaher Corp.	(606)	(33,936)
General Electric Co.	(1,692)	(33,958)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Size Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Tyco International Ltd.	(600)	$(33,708)
		(135,859)
Insurance - (5.0%)
ACE Ltd.	(462)	(33,819)
Aflac, Inc.	(738)	(33,941)
American International Group, Inc.*	(1,104)	(34,036)
Aon Corp.	(696)	(34,146)
Berkshire Hathaway, Inc., Class B*	(420)	(34,083)
Chubb Corp./The	(492)	(34,002)
Loews Corp.	(852)	(33,969)
Marsh & McLennan Cos., Inc.	(1,032)	(33,839)
MetLife, Inc.	(912)	(34,063)
Prudential Financial, Inc.	(534)	(33,850)
Travelers Cos., Inc./The	(570)	(33,744)
		(373,492)
Internet & Catalog Retail - (0.9%)
Amazon.com, Inc.*	(168)	(34,022)
priceline.com, Inc.*	(48)	(34,440)
		(68,462)
Internet Software & Services - (1.4%)
eBay, Inc.*	(924)	(34,086)
Google, Inc., Class A*	(54)	(34,627)
Yahoo!, Inc.*	(2,232)	(33,971)
		(102,684)
IT Services - (2.7%)
Accenture plc, Class A	(528)	(34,056)
Automatic Data Processing, Inc.	(612)	(33,776)
Cognizant Technology Solutions Corp., Class A*	(444)	(34,166)
International Business Machines Corp.	(162)	(33,802)
Mastercard, Inc., Class A	(78)	(32,802)
Visa, Inc., Class A	(288)	(33,984)
		(202,586)
Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(762)	(33,917)
Thermo Fisher Scientific, Inc.	(600)	(33,828)
		(67,745)
Machinery - (3.6%)
Caterpillar, Inc.	(318)	(33,873)
Cummins, Inc.	(282)	(33,851)
Deere & Co.	(414)	(33,493)
Dover Corp.	(540)	(33,988)
Eaton Corp.	(684)	(34,084)
Illinois Tool Works, Inc.	(594)	(33,929)
PACCAR, Inc.	(726)	(33,999)
Parker Hannifin Corp.	(402)	(33,989)
		(271,206)
Media - (4.1%)
Comcast Corp., Class A	(1,134)	(34,031)
Comcast Corp., Class A Special	(1,152)	(33,996)
DIRECTV, Class A*	(684)	(33,749)
News Corp., Class A	(1,722)	(33,906)
News Corp., Class B	(1,698)	(33,926)
Time Warner Cable, Inc.	(420)	(34,230)
Time Warner, Inc.	(894)	(33,748)
Viacom, Inc., Class B	(714)	(33,886)
Walt Disney Co./The	(774)	(33,886)
		(305,358)
Metals & Mining - (1.4%)
Freeport-McMoRan Copper & Gold, Inc.	(894)	(34,008)
Newmont Mining Corp.	(660)	(33,838)
Southern Copper Corp.	(1,068)	(33,866)
		(101,712)
Multiline Retail - (0.4%)
Target Corp.	(582)	(33,913)

Multi-Utilities - (1.4%)
Consolidated Edison, Inc.	(582)	(34,001)
Dominion Resources, Inc.	(666)	(34,106)
PG&E Corp.	(786)	(34,120)
		(102,227)
Oil, Gas & Consumable Fuels - (5.9%)
Anadarko Petroleum Corp.	(432)	(33,843)
Apache Corp.	(336)	(33,748)
Chevron Corp.	(318)	(34,102)
ConocoPhillips	(444)	(33,748)
Devon Energy Corp.	(480)	(34,138)
EOG Resources, Inc.	(306)	(33,997)
Exxon Mobil Corp.	(390)	(33,825)
Hess Corp.	(576)	(33,955)
Marathon Oil Corp.	(1,068)	(33,856)
Noble Energy, Inc.	(348)	(34,027)
Occidental Petroleum Corp.	(354)	(33,711)
Spectra Energy Corp.	(1,074)	(33,885)
Williams Cos., Inc./The	(1,104)	(34,014)
		(440,849)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(546)	(33,819)

Pharmaceuticals - (3.2%)
Abbott Laboratories	(558)	(34,200)
Allergan, Inc.	(354)	(33,782)
Bristol-Myers Squibb Co.	(1,002)	(33,818)
Eli Lilly & Co.	(840)	(33,827)
Johnson & Johnson	(516)	(34,035)
Merck & Co., Inc.	(888)	(34,099)
Pfizer, Inc.	(1,500)	(33,990)
		(237,751)
Real Estate Investment Trusts (REITs) - (3.6%)
American Tower Corp.	(540)	(34,031)
Boston Properties, Inc.	(324)	(34,017)
Equity Residential	(546)	(34,190)
General Growth Properties, Inc.	(2,028)	(34,456)
ProLogis, Inc.	(948)	(34,147)
Public Storage	(246)	(33,990)
Simon Property Group, Inc.	(234)	(34,089)
Vornado Realty Trust	(402)	(33,848)
		(272,768)
Road & Rail - (1.4%)
CSX Corp.	(1,578)	(33,958)
Norfolk Southern Corp.	(516)	(33,968)
Union Pacific Corp.	(318)	(34,179)
		(102,105)
Semiconductors & Semiconductor Equipment - (1.8%)
Applied Materials, Inc.	(2,730)	(33,961)
Broadcom Corp., Class A*	(870)	(34,191)
Intel Corp.	(1,206)	(33,901)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Size Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Texas Instruments, Inc.	(1,008)	$(33,879)
		(135,932)
Software - (2.3%)
Intuit, Inc.	(564)	(33,914)
Microsoft Corp.	(1,056)	(34,056)
Oracle Corp.	(1,164)	(33,942)
Salesforce.com, Inc.*	(222)	(34,301)
VMware, Inc., Class A*	(300)	(33,711)
		(169,924)
Specialty Retail - (1.4%)
Home Depot, Inc./The	(678)	(34,110)
Lowe's Cos., Inc.	(1,080)	(33,891)
TJX Cos., Inc.	(858)	(34,071)
		(102,072)
Textiles, Apparel & Luxury Goods - (0.9%)
Coach, Inc.	(438)	(33,849)
NIKE, Inc., Class B	(312)	(33,833)
		(67,682)
Tobacco - (1.8%)
Altria Group, Inc.	(1,098)	(33,895)
Lorillard, Inc.	(264)	(34,183)
Philip Morris International, Inc.	(384)	(34,026)
Reynolds American, Inc.	(816)	(33,815)
		(135,919)
Trading Companies & Distributors - (0.9%)
Fastenal Co.	(624)	(33,759)
W.W. Grainger, Inc.	(156)	(33,510)
		(67,269)

Total Securities Sold Short
(Proceeds Received $6,185,779)		(6,788,535)
Other assets less liabilities — 100.2%		7,534,585
Net Assets — 100.0%		$7,522,867

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2012, the aggregate amount held in a segregated account was $2,739,270.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,432
Aggregate gross unrealized depreciation	(226,231)
Net unrealized depreciation	$(65,799)
Federal income tax cost of investments	$6,842,616

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
594,872	USD	10/03/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Total Return Size Index	$155,075
(658,029)	USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Total Return Size Index	(0.01)%	(94,036)
						$61,039

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Quality Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.	730	$53,567
Precision Castparts Corp.(a)	310	53,599
Rockwell Collins, Inc.(a)	930	53,531
		160,697
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	820	53,702
Expeditors International of Washington, Inc.	1,160	53,951
		107,653
Auto Components - 0.9%
Gentex Corp.	2,200	53,900
Lear Corp.	1,160	53,928
		107,828
Automobiles - 0.5%
General Motors Co.*	2,100	53,865

Beverages - 0.9%
Brown-Forman Corp., Class B	640	53,370
Monster Beverage Corp.*	860	53,397
		106,767
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc.*(a)	580	53,859
Biogen Idec, Inc.*(a)	430	54,167
Celgene Corp.*	700	54,264
Myriad Genetics, Inc.*(a)	2,280	53,945
United Therapeutics Corp.*	1,150	54,199
		270,434
Capital Markets - 4.5%
BlackRock, Inc.	260	53,274
Charles Schwab Corp./The	3,760	54,031
Eaton Vance Corp.	1,880	53,730
Federated Investors, Inc., Class B	2,400	53,784
Franklin Resources, Inc.	430	53,333
Raymond James Financial, Inc.(a)	1,480	54,064
SEI Investments Co.(a)	2,590	53,587
T. Rowe Price Group, Inc.(a)	830	54,199
TD Ameritrade Holding Corp.(a)	2,720	53,693
Waddell & Reed Financial, Inc., Class A(a)	1,660	53,801
		537,496
Chemicals - 3.6%
Albemarle Corp.	840	53,693
CF Industries Holdings, Inc.	290	52,969
Intrepid Potash, Inc.*	2,210	53,769
LyondellBasell Industries N.V., Class A	1,230	53,690
Mosaic Co./The(a)	970	53,631
NewMarket Corp.(a)	290	54,346
Sigma-Aldrich Corp.(a)	740	54,064
W.R. Grace & Co.*	930	53,754
		429,916
Commercial Banks - 0.9%
Prosperity Bancshares, Inc.(a)	1,180	54,044
SVB Financial Group*(a)	840	54,046
		108,090
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	3,330	54,046

Communications Equipment - 1.4%
ADTRAN, Inc.	1,720	53,647
Aruba Networks, Inc.*(a)	2,420	53,917
F5 Networks, Inc.*	400	53,984
		161,548
Computers & Peripherals - 0.9%
Apple, Inc.*(a)	90	53,953
QLogic Corp.*(a)	3,020	53,635
		107,588
Construction & Engineering - 1.4%
Fluor Corp.	900	54,036
Foster Wheeler AG*	2,360	53,714
KBR, Inc.	1,510	53,680
		161,430
Distributors - 0.5%
Genuine Parts Co.	860	53,965

Diversified Consumer Services - 0.9%
Apollo Group, Inc., Class A*(a)	1,400	54,096
DeVry, Inc.	1,590	53,853
		107,949
Diversified Financial Services - 1.8%
CBOE Holdings, Inc.	1,890	53,714
CME Group, Inc.	190	54,972
IntercontinentalExchange, Inc.*	390	53,594
Leucadia National Corp.(a)	2,050	53,505
		215,785
Diversified Telecommunication Services - 0.4%
AboveNet, Inc.*(a)	650	53,820

Electric Utilities - 2.3%
Cleco Corp.	1,360	53,924
Entergy Corp.	800	53,760
Exelon Corp.	1,380	54,110
PPL Corp.	1,910	53,976
Southern Co./The	1,200	53,916
		269,686
Electrical Equipment - 0.9%
Babcock & Wilcox Co./The*	2,090	53,818
Rockwell Automation, Inc.(a)	680	54,196
		108,014
Electronic Equipment, Instruments & Components - 1.3%
Dolby Laboratories, Inc., Class A*	1,410	53,665
IPG Photonics Corp.*(a)	1,030	53,611
National Instruments Corp.(a)	1,880	53,618
		160,894
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc.*	1,190	53,419
CARBO Ceramics, Inc.	510	53,780
Diamond Offshore Drilling, Inc.	800	53,400
FMC Technologies, Inc.*	1,070	53,949
Halliburton Co.	1,610	53,436
Helmerich & Payne, Inc.	990	53,410
Oceaneering International, Inc.(a)	1,000	53,890
		375,284
Food & Staples Retailing - 0.4%
Walgreen Co.(a)	1,600	53,584

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Quality Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Food Products - 0.4%
Hormel Foods Corp.	1,820	$53,726

Gas Utilities - 1.4%
National Fuel Gas Co.(a)	1,120	53,894
New Jersey Resources Corp.(a)	1,210	53,930
Questar Corp.(a)	2,790	53,736
		161,560
Health Care Equipment & Supplies - 3.1%
Edwards Lifesciences Corp.*	740	53,820
Hill-Rom Holdings, Inc.	1,610	53,790
IDEXX Laboratories, Inc.*	610	53,344
Intuitive Surgical, Inc.*(a)	100	54,175
Stryker Corp.	970	53,816
Thoratec Corp.*	1,580	53,262
Varian Medical Systems, Inc.*(a)	780	53,789
		375,996
Health Care Providers & Services - 1.3%
Humana, Inc.	580	53,638
Mednax, Inc.*(a)	720	53,547
WellCare Health Plans, Inc.*(a)	750	53,910
		161,095
Health Care Technology - 0.4%
Quality Systems, Inc.(a)	1,230	53,788

Hotels, Restaurants & Leisure - 1.8%
Cheesecake Factory, Inc./The*	1,820	53,490
Chipotle Mexican Grill, Inc.*	130	54,340
Panera Bread Co., Class A*(a)	330	53,104
Starbucks Corp.(a)	960	53,654
		214,588
Household Durables - 0.4%
Garmin Ltd.	1,140	53,523

Industrial Conglomerates - 0.5%
3M Co.(a)	610	54,418

Insurance - 7.7%
ACE Ltd.	730	53,436
Aflac, Inc.	1,170	53,808
American Financial Group, Inc./OH(a)	1,390	53,626
American International Group, Inc.*	1,750	53,953
Arch Capital Group Ltd.*(a)	1,450	53,998
Arthur J. Gallagher & Co.	1,500	53,610
Assurant, Inc.	1,340	54,270
Brown & Brown, Inc.	2,260	53,743
Chubb Corp./The	780	53,906
Fidelity National Financial, Inc., Class A	2,980	53,729
HCC Insurance Holdings, Inc.	1,720	53,612
Marsh & McLennan Cos., Inc.	1,640	53,776
Principal Financial Group, Inc.(a)	1,830	54,003
ProAssurance Corp.(a)	610	53,747
Progressive Corp./The(a)	2,320	53,778
Reinsurance Group of America, Inc.(a)	910	54,118
Torchmark Corp.(a)	1,080	53,838
		914,951

Internet & Catalog Retail - 0.4%
priceline.com, Inc.*	70	50,225

Internet Software & Services - 0.5%
eBay, Inc.*	1,470	54,228

IT Services - 4.1%
Accenture plc, Class A	830	53,535
Automatic Data Processing, Inc.	970	53,534
Cognizant Technology Solutions Corp., Class A*	700	53,865
Jack Henry & Associates, Inc.(a)	1,570	53,568
Mastercard, Inc., Class A	130	54,670
Paychex, Inc.(a)	1,740	53,923
Teradata Corp.*(a)	790	53,839
Total System Services, Inc.	2,340	53,984
Visa, Inc., Class A(a)	460	54,280
		485,198
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.(a)	740	53,391

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,210	53,857

Machinery - 5.0%
CLARCOR, Inc.	1,100	53,999
Cummins, Inc.	450	54,018
Donaldson Co., Inc.	1,500	53,595
Flowserve Corp.	470	54,290
Gardner Denver, Inc.	850	53,567
Kennametal, Inc.(a)	1,210	53,881
Lincoln Electric Holdings, Inc.	1,190	53,931
Nordson Corp.(a)	990	53,965
Parker Hannifin Corp.(a)	640	54,112
Timken Co.(a)	1,060	53,784
WABCO Holdings, Inc.*	890	53,827
		592,969
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	1,420	54,017
Molycorp, Inc.*	1,590	53,789
Southern Copper Corp.	1,690	53,590
		161,396
Multiline Retail - 0.9%
Big Lots, Inc.*	1,250	53,775
Dollar Tree, Inc.*	570	53,859
		107,634
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	2,740	54,033
Public Service Enterprise Group, Inc.(a)	1,760	53,873
Sempra Energy(a)	900	53,964
		161,870
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	540	54,238
Chevron Corp.	500	53,620
Cimarex Energy Co.	710	53,584
ConocoPhillips	710	53,967
Continental Resources, Inc.*	630	54,066
Exxon Mobil Corp.	620	53,773
HollyFrontier Corp.	1,670	53,690

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Quality Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Occidental Petroleum Corp.(a)	560	$53,329
Southwestern Energy Co.*(a)	1,760	53,856
		484,123
Personal Products - 0.9%
Herbalife Ltd.	780	53,680
Nu Skin Enterprises, Inc., Class A	930	53,856
		107,536
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	1,590	53,663
Eli Lilly & Co.(a)	1,340	53,962
Forest Laboratories, Inc.*	1,550	53,769
Questcor Pharmaceuticals, Inc.*(a)	1,430	53,797
		215,191
Professional Services - 0.5%
Robert Half International, Inc.(a)	1,780	53,934

Real Estate Investment Trusts (REITs) - 0.9%
Public Storage(a)	390	53,886
Rayonier, Inc.(a)	1,220	53,790
		107,676
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	650	54,152

Road & Rail - 0.9%
Landstar System, Inc.(a)	930	53,680
Werner Enterprises, Inc.	2,170	53,946
		107,626
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	1,350	53,757
Atmel Corp.*	5,450	53,737
Cypress Semiconductor Corp.*	3,440	53,767
Hittite Mircrowave Corp.*	990	53,767
Intel Corp.	1,910	53,690
KLA-Tencor Corp.(a)	990	53,876
Semtech Corp.*	1,890	53,789
Teradyne, Inc.*(a)	3,210	54,217
		430,600
Software - 2.7%
BMC Software, Inc.*(a)	1,340	53,814
Check Point Software Technologies Ltd.*	840	53,626
Factset Research Systems, Inc.	540	53,482
Fortinet, Inc.*	1,950	53,917
Microsoft Corp.	1,680	54,180
SolarWinds, Inc.*(a)	1,390	53,724
		322,743
Specialty Retail - 5.8%
Ascena Retail Group, Inc.*	1,210	53,627
Bed Bath & Beyond, Inc.*	810	53,274
Buckle, Inc./The	1,120	53,648
Chico's FAS, Inc.	3,550	53,605
Dick's Sporting Goods, Inc.	1,120	53,850
Guess?, Inc.	1,710	53,438
Pier 1 Imports, Inc.*(a)	2,960	53,813
Ross Stores, Inc.	920	53,452
TJX Cos., Inc.	1,360	54,006
Tractor Supply Co.(a)	590	53,430

Ulta Salon Cosmetics & Fragrance, Inc.	580	53,876
Urban Outfitters, Inc.*(a)	1,840	53,562
Williams-Sonoma, Inc.	1,430	53,596
		697,177
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	690	53,323
Crocs, Inc.*	2,570	53,764
Deckers Outdoor Corp.*	850	53,593
Fossil, Inc.*	410	54,112
NIKE, Inc., Class B(a)	500	54,220
Ralph Lauren Corp.(a)	310	54,042
Steven Madden Ltd.*	1,250	53,438
Wolverine World Wide, Inc.	1,440	53,539
		430,031
Trading Companies & Distributors - 1.3%
Fastenal Co.	990	53,559
MSC Industrial Direct Co., Inc., Class A	640	53,299
W.W. Grainger, Inc.	250	53,703
		160,561
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	2,320	53,708

Total Common Stocks Held Long
(Cost $9,328,180)		10,755,810

Securities Sold Short - (90.1%)
Aerospace & Defense - (1.3%)
Esterline Technologies Corp.*	(750)	(53,595)
Spirit Aerosystems Holdings, Inc., Class A*	(2,190)	(53,568)
Textron, Inc.	(1,940)	(53,990)
		(161,153)
Airlines - (0.5%)
Southwest Airlines Co.	(6,590)	(54,302)

Auto Components - (0.5%)
Visteon Corp.*	(1,020)	(54,060)

Automobiles - (0.5%)
Harley-Davidson, Inc.	(1,100)	(53,988)

Beverages - (0.5%)
Beam, Inc.	(920)	(53,884)

Biotechnology - (2.2%)
Alkermes plc*	(2,900)	(53,795)
BioMarin Pharmaceutical, Inc.*	(1,570)	(53,773)
Cubist Pharmaceuticals, Inc.*	(1,240)	(53,630)
Regeneron Pharmaceuticals, Inc.*	(460)	(53,645)
Vertex Pharmaceuticals, Inc.*	(1,320)	(54,133)
		(268,976)
Building Products - (0.9%)
Masco Corp.	(4,010)	(53,614)
Owens Corning*	(1,500)	(54,045)
		(107,659)
Capital Markets - (1.4%)
E*Trade Financial Corp.*	(4,950)	(54,202)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Quality Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Goldman Sachs Group, Inc./The	(430)	$(53,479)
Morgan Stanley	(2,740)	(53,814)
		(161,495)
Chemicals - (2.7%)
Airgas, Inc.	(610)	(54,272)
Ashland, Inc.	(880)	(53,733)
Dow Chemical Co./The	(1,560)	(54,038)
Ecolab, Inc.	(870)	(53,696)
Huntsman Corp.	(3,850)	(53,939)
Valspar Corp.	(1,110)	(53,602)
		(323,280)
Commercial Banks - (2.3%)
Associated Banc-Corp	(3,860)	(53,886)
CapitalSource, Inc.	(8,110)	(53,526)
CIT Group, Inc.*	(1,320)	(54,437)
First Horizon National Corp.	(5,200)	(53,976)
First Niagara Financial Group, Inc.	(5,440)	(53,529)
		(269,354)
Commercial Services & Supplies - (2.3%)
Corrections Corp. of America*	(1,980)	(54,074)
Iron Mountain, Inc.	(1,870)	(53,856)
Republic Services, Inc.	(1,770)	(54,091)
Waste Connections, Inc.	(1,650)	(53,675)
Waste Management, Inc.	(1,540)	(53,838)
		(269,534)
Communications Equipment - (1.8%)
Brocade Communications Systems, Inc.*	(9,340)	(53,705)
JDS Uniphase Corp.*	(3,700)	(53,613)
Motorola Solutions, Inc.	(1,060)	(53,880)
ViaSat, Inc.*	(1,120)	(53,995)
		(215,193)
Computers & Peripherals - (1.3%)
Diebold, Inc.	(1,400)	(53,928)
Hewlett-Packard Co.	(2,270)	(54,094)
NCR Corp.*	(2,460)	(53,407)
		(161,429)
Construction & Engineering - (0.5%)
Shaw Group, Inc./The*	(1,700)	(53,907)

Construction Materials - (0.4%)
Vulcan Materials Co.	(1,260)	(53,840)

Containers & Packaging - (2.3%)
Bemis Co., Inc.	(1,670)	(53,924)
Greif, Inc., Class A	(960)	(53,683)
Owens-Illinois, Inc.*	(2,320)	(54,149)
Rock-Tenn Co., Class A	(800)	(54,048)
Sealed Air Corp.	(2,780)	(53,682)
		(269,486)
Diversified Financial Services - (0.9%)
Bank of America Corp.	(5,660)	(54,166)
Citigroup, Inc.	(1,480)	(54,094)
		(108,260)
Diversified Telecommunication Services - (0.5%)
Level 3 Communications, Inc.*	(2,110)	(54,290)

Electric Utilities - (3.2%)
Edison International	(1,270)	(53,988)
FirstEnergy Corp.	(1,180)	(53,796)
Great Plains Energy, Inc.	(2,650)	(53,716)
Hawaiian Electric Industries, Inc.	(2,120)	(53,742)
NV Energy, Inc.	(3,340)	(53,841)
Pepco Holdings, Inc.	(2,860)	(54,025)
UIL Holdings Corp.	(1,550)	(53,878)
		(376,986)
Electrical Equipment - (0.4%)
General Cable Corp.*	(1,850)	(53,798)

Energy Equipment & Services - (3.1%)
Dresser-Rand Group, Inc.*	(1,150)	(53,349)
Nabors Industries Ltd.*	(3,080)	(53,869)
Noble Corp.*	(1,430)	(53,582)
SEACOR Holdings, Inc.*	(560)	(53,637)
Superior Energy Services, Inc.*	(2,050)	(54,038)
Transocean Ltd.	(980)	(53,606)
Weatherford International Ltd.*	(3,560)	(53,720)
		(375,801)
Food & Staples Retailing - (0.5%)
Safeway, Inc.	(2,670)	(53,961)

Food Products - (1.8%)
Hain Celestial Group, Inc./The*	(1,230)	(53,886)
Kraft Foods, Inc., Class A	(1,410)	(53,594)
Ralcorp Holdings, Inc.*	(730)	(54,086)
TreeHouse Foods, Inc.*	(900)	(53,550)
		(215,116)
Health Care Equipment & Supplies - (1.8%)
Alere, Inc.*	(2,080)	(54,101)
Boston Scientific Corp.*	(8,990)	(53,760)
Hologic, Inc.*	(2,480)	(53,444)
Teleflex, Inc.	(880)	(53,812)
		(215,117)
Health Care Providers & Services - (3.1%)
Brookdale Senior Living, Inc.*	(2,910)	(54,475)
Community Health Systems, Inc.*	(2,420)	(53,821)
LifePoint Hospitals, Inc.*	(1,360)	(53,638)
Omnicare, Inc.	(1,490)	(52,999)
Quest Diagnostics, Inc.	(880)	(53,812)
Tenet Healthcare Corp.*	(10,090)	(53,578)
Universal Health Services, Inc., Class B	(1,280)	(53,645)
		(375,968)
Health Care Technology - (0.4%)
Allscripts Healthcare Solutions, Inc.*	(3,230)	(53,618)

Hotels, Restaurants & Leisure - (3.6%)
Carnival Corp.	(1,680)	(53,894)
Life Time Fitness, Inc.*	(1,060)	(53,604)
Penn National Gaming, Inc.*	(1,250)	(53,725)
Royal Caribbean Cruises Ltd.	(1,830)	(53,857)
Six Flags Entertainment Corp.	(1,140)	(53,318)
Vail Resorts, Inc.	(1,240)	(53,630)
Wendy's Co./The	(10,800)	(54,108)
Wyndham Worldwide Corp.	(1,150)	(53,487)
		(429,623)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Quality Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Household Durables - (3.6%)
D.R. Horton, Inc.	(3,550)	$(53,854)
Jarden Corp.	(1,330)	(53,506)
Lennar Corp., Class A	(1,980)	(53,816)
Mohawk Industries, Inc.*	(810)	(53,873)
Newell Rubbermaid, Inc.	(3,010)	(53,608)
PulteGroup, Inc.*	(6,070)	(53,719)
Toll Brothers, Inc.*	(2,240)	(53,738)
Whirlpool Corp.	(700)	(53,802)
		(429,916)
Household Products - (0.4%)
Energizer Holdings, Inc.*	(720)	(53,410)

Independent Power Producers & Energy Traders - (1.3%)
Calpine Corp.*	(3,130)	(53,868)
GenOn Energy, Inc.*	(25,540)	(53,123)
NRG Energy, Inc.*	(3,430)	(53,748)
		(160,739)
Industrial Conglomerates - (0.5%)
General Electric Co.	(2,690)	(53,988)

Internet & Catalog Retail - (0.4%)
Liberty Interactive Corp., Class A*	(2,820)	(53,834)

Internet Software & Services - (0.4%)
Equinix, Inc.*	(340)	(53,533)

IT Services - (2.2%)
Computer Sciences Corp.	(1,790)	(53,593)
CoreLogic, Inc.*	(3,300)	(53,856)
Fidelity National Information Services, Inc.	(1,630)	(53,985)
Fiserv, Inc.*	(770)	(53,430)
SAIC, Inc.*	(4,080)	(53,856)
		(268,720)
Life Sciences Tools & Services - (0.4%)
Life Technologies Corp.*	(1,100)	(53,702)

Machinery - (2.7%)
Harsco Corp.	(2,290)	(53,723)
Manitowoc Co., Inc./The	(3,880)	(53,777)
Pentair, Inc.	(1,140)	(54,275)
Stanley Black & Decker, Inc.	(700)	(53,872)
Terex Corp.*	(2,380)	(53,550)
Trinity Industries, Inc.	(1,630)	(53,709)
		(322,906)
Marine - (0.4%)
Alexander & Baldwin, Inc.	(1,110)	(53,779)

Media - (5.0%)
Charter Communications, Inc., Class A*	(850)	(53,933)
Cinemark Holdings, Inc.	(2,450)	(53,777)
Comcast Corp., Class A	(1,800)	(54,018)
Comcast Corp., Class A Special	(1,830)	(54,003)
Lamar Advertising Co., Class A*	(1,670)	(54,125)
Liberty Global, Inc.*	(1,120)	(53,637)
Liberty Global, Inc., Class A*	(1,080)	(54,086)
Live Nation Entertainment, Inc.*	(5,730)	(53,862)
Time Warner Cable, Inc.	(660)	(53,790)

Time Warner, Inc.	(1,420)	(53,605)
Virgin Media, Inc.	(2,150)	(53,707)
		(592,543)
Metals & Mining - (1.8%)
Alcoa, Inc.	(5,370)	(53,807)
Allegheny Technologies, Inc.	(1,310)	(53,933)
Commercial Metals Co.	(3,640)	(53,945)
Steel Dynamics, Inc.	(3,700)	(53,798)
		(215,483)
Multiline Retail - (0.4%)
J.C. Penny Co., Inc.	(1,520)	(53,854)

Multi-Utilities - (0.9%)
MDU Resources Group, Inc.	(2,400)	(53,736)
NiSource, Inc.	(2,200)	(53,570)
		(107,306)
Office Electronics - (0.5%)
Xerox Corp.	(6,680)	(53,974)

Oil, Gas & Consumable Fuels - (5.4%)
Alpha Natural Resources, Inc.*	(3,540)	(53,843)
Anadarko Petroleum Corp.	(690)	(54,055)
Arch Coal, Inc.	(5,040)	(53,978)
Berry Petroleum Co., Class A	(1,140)	(53,728)
Bill Barrett Corp.*	(2,070)	(53,841)
Forest Oil Corp.*	(4,430)	(53,692)
Noble Energy, Inc.	(550)	(53,779)
Plains Exploration & Production Co.*	(1,260)	(53,739)
Range Resources Corp.	(930)	(54,070)
SandRidge Energy, Inc.*	(6,880)	(53,870)
Sunoco, Inc.	(1,410)	(53,792)
Teekay Corp.	(1,540)	(53,515)
		(645,902)
Pharmaceuticals - (1.4%)
Endo Pharmaceuticals Holdings, Inc.*	(1,390)	(53,835)
Hospira, Inc.*	(1,440)	(53,841)
Mylan, Inc.*	(2,300)	(53,935)
		(161,611)
Professional Services - (0.9%)
FTI Consulting, Inc.*	(1,440)	(54,029)
Nielsen Holdings N.V.*	(1,800)	(54,252)
		(108,281)
Real Estate Investment Trusts (REITs) - (10.4%)
Annaly Capital Management, Inc.	(3,400)	(53,788)
Apartment Investment & Management Co., Class A	(2,050)	(54,140)
Boston Properties, Inc.	(510)	(53,545)
Camden Property Trust	(820)	(53,915)
CBL & Associates Properties, Inc.	(2,840)	(53,733)
Colonial Properties Trust	(2,500)	(54,325)
Corporate Office Properties Trust	(2,330)	(54,079)
DDR Corp.	(3,680)	(53,728)
Douglas Emmett, Inc.	(2,370)	(54,060)
Duke Realty Corp.	(3,750)	(53,775)
Equity Lifestyle Properties, Inc.	(780)	(54,397)
Equity Residential	(860)	(53,853)
Essex Property Trust, Inc.	(360)	(54,544)
General Growth Properties, Inc.	(3,220)	(54,708)
Highwoods Properties, Inc.	(1,620)	(53,978)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Quality Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Home Properties, Inc.	(880)	$(53,689)
Kilroy Realty Corp.	(1,160)	(54,068)
Macerich Co./The	(930)	(53,707)
Mid-America Apartment Communities, Inc.	(810)	(54,294)
Omega Healthcare Investors, Inc.	(2,510)	(53,363)
Regency Centers Corp.	(1,220)	(54,266)
UDR, Inc.	(2,020)	(53,954)
Weingarten Realty Investors	(2,040)	(53,917)
		(1,241,826)
Real Estate Management & Development - (0.5%)
Forest City Enterprises, Inc., Class A*	(3,470)	(54,340)

Road & Rail - (1.4%)
Con-way, Inc.	(1,650)	(53,807)
Hertz Global Holdings, Inc.*	(3,580)	(53,843)
Ryder System, Inc.	(1,020)	(53,856)
		(161,506)
Semiconductors & Semiconductor Equipment - (1.4%)
Micron Technology, Inc.*	(6,590)	(53,379)
Microsemi Corp.*	(2,510)	(53,815)
ON Semiconductor Corp.*	(6,030)	(54,330)
		(161,524)
Software - (3.6%)
Ariba, Inc.*	(1,650)	(53,972)
Cadence Design Systems, Inc.*	(4,540)	(53,754)
Concur Technologies, Inc.*	(940)	(53,937)
Electronic Arts, Inc.*	(3,250)	(53,560)
Nuance Communications, Inc.*	(2,110)	(53,974)
Rovi Corp.*	(1,670)	(54,358)
Salesforce.com, Inc.*	(350)	(54,078)
Solera Holdings, Inc.	(1,170)	(53,691)
		(431,324)
Specialty Retail - (0.5%)
CarMax, Inc.*	(1,560)	(54,054)

Textiles, Apparel & Luxury Goods - (0.4%)
PVH Corp.	(600)	(53,598)

Thrifts & Mortgage Finance - (1.4%)
Capitol Federal Financial, Inc.	(4,540)	(53,844)
Hudson City Bancorp, Inc.	(7,380)	(53,948)
New York Community Bancorp, Inc.	(3,880)	(53,971)
		(161,763)
Trading Companies & Distributors - (0.4%)
GATX Corp.	(1,330)	(53,599)

Water Utilities - (0.4%)
American Water Works Co., Inc.	(1,580)	(53,767)

Wireless Telecommunication Services - (0.4%)
Sprint Nextel Corp.*	(18,580)	(52,953)

Total Securities Sold Short
(Proceeds Received $9,590,899)		(10,767,813)
Other assets less liabilities — 100.1%		11,964,265
Net Assets — 100.0%		$11,952,262

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2012, the aggregate amount held in a segregated account was $4,447,308.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,237,985
Aggregate gross unrealized depreciation	(115,175)
Net unrealized appreciation	$1,122,810
Federal income tax cost of investments	$9,633,000

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Quality Fund

March 31, 2012 (Unaudited)

Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
977,331	USD	10/03/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Quality Total Return Index	$216,262
(995,684)	USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Quality Total Return Index	(0.01)%	(199,036)
						$17,226

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Momentum Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc.	436	$21,852
Esterline Technologies Corp.*	304	21,724
		43,576
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	468	21,767

Airlines - 1.4%
Delta Air Lines, Inc.*	2,212	21,921
Southwest Airlines Co.(a)	2,668	21,984
United Continental Holdings, Inc.*	1,012	21,758
		65,663
Auto Components - 3.1%
Dana Holding Corp.	1,404	21,762
Gentex Corp.	892	21,854
Johnson Controls, Inc.(a)	672	21,827
Lear Corp.	468	21,757
Tenneco, Inc.*(a)	584	21,696
TRW Automotive Holdings Corp.*(a)	472	21,924
Visteon Corp.*	412	21,836
		152,656
Automobiles - 0.9%
Ford Motor Co.	1,752	21,882
General Motors Co.*(a)	852	21,854
		43,736
Beverages - 0.5%
Molson Coors Brewing Co., Class B	484	21,901

Biotechnology - 1.8%
Amylin Pharmaceuticals, Inc.*(a)	876	21,865
Dendreon Corp.*	2,076	22,120
Human Genome Sciences, Inc.*	2,660	21,918
United Therapeutics Corp.*(a)	464	21,868
		87,771
Building Products - 0.9%
Lennox International, Inc.	544	21,923
Masco Corp.	1,624	21,713
		43,636
Capital Markets - 5.0%
Bank of New York Mellon Corp./The	912	22,007
Charles Schwab Corp./The(a)	1,524	21,900
E*Trade Financial Corp.*	2,004	21,944
Eaton Vance Corp.	760	21,721
Federated Investors, Inc., Class B	972	21,782
Goldman Sachs Group, Inc./The	176	21,889
Jefferies Group, Inc.	1,164	21,930
Legg Mason, Inc.	780	21,785
Morgan Stanley	1,112	21,840
Northern Trust Corp.	460	21,827
SEI Investments Co.(a)	1,048	21,683
		240,308
Chemicals - 1.3%
Intrepid Potash, Inc.*	896	21,800
Mosaic Co./The(a)	392	21,673
Scotts Miracle-Gro Co./The, Class A(a)	400	21,664
		65,137
Commercial Banks - 5.0%
Associated Banc-Corp	1,564	21,833

CIT Group, Inc.*	532	21,940
City National Corp./CA	416	21,828
Comerica, Inc.	676	21,875
First Horizon National Corp.	2,108	21,881
First Niagara Financial Group, Inc.	2,204	21,687
Popular, Inc.*	10,832	22,206
Regions Financial Corp.(a)	3,336	21,984
SunTrust Banks, Inc.(a)	904	21,850
TCF Financial Corp.(a)	1,844	21,925
Zions Bancorp(a)	1,020	21,889
		240,898
Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	724	21,814
Corrections Corp. of America*	804	21,957
Covanta Holding Corp.	1,348	21,878
R.R. Donnelley & Sons Co.	1,756	21,757
		87,406
Communications Equipment - 1.8%
Acme Packet, Inc.*	796	21,906
Harris Corp.	484	21,819
Juniper Networks, Inc.*(a)	956	21,873
Riverbed Technology, Inc.*(a)	780	21,902
		87,500
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	920	21,923
NetApp, Inc.*(a)	492	22,027
		43,950
Construction & Engineering - 2.7%
AECOM Technology Corp.*(a)	972	21,744
Fluor Corp.	364	21,855
Foster Wheeler AG*	956	21,759
Jacobs Engineering Group, Inc.*	492	21,830
Shaw Group, Inc./The*(a)	688	21,816
URS Corp.	512	21,770
		130,774
Containers & Packaging - 1.4%
Greif, Inc., Class A	392	21,921
Owens-Illinois, Inc.*(a)	940	21,940
Sealed Air Corp.(a)	1,124	21,704
		65,565
Diversified Consumer Services - 1.3%
DeVry, Inc.	644	21,812
ITT Educational Services, Inc.*	328	21,694
Sotheby's(a)	552	21,716
		65,222
Diversified Financial Services - 0.9%
Bank of America Corp.	2,292	21,934
Citigroup, Inc.	600	21,930
		43,864
Electric Utilities - 0.9%
Entergy Corp.	324	21,773
Exelon Corp.	560	21,957
		43,730
Electrical Equipment - 1.8%
Babcock & Wilcox Co./The*	848	21,836
Emerson Electric Co.	420	21,916
GrafTech International Ltd.*	1,828	21,826
Regal-Beloit Corp.(a)	332	21,763
		87,341

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Momentum Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Electronic Equipment, Instruments & Components - 2.7%
Corning, Inc.	1,544	$21,740
Dolby Laboratories, Inc., Class A*	572	21,770
Flextronics International Ltd.*	3,008	21,748
FLIR Systems, Inc.	864	21,868
Itron, Inc.*(a)	484	21,978
Vishay Intertechnology, Inc.*(a)	1,800	21,888
		130,992
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	520	21,809
McDermott International, Inc.*(a)	1,700	21,777
Nabors Industries Ltd.*	1,248	21,827
Transocean Ltd.	396	21,661
Weatherford International Ltd.*(a)	1,440	21,730
		108,804
Food & Staples Retailing - 0.5%
Walgreen Co.	648	21,702

Food Products - 0.9%
Bunge Ltd.	320	21,901
Campbell Soup Co.	644	21,799
		43,700
Gas Utilities - 0.9%
National Fuel Gas Co.	452	21,750
UGI Corp.(a)	800	21,800
		43,550
Health Care Equipment & Supplies - 2.2%
Alere, Inc.*(a)	840	21,848
Boston Scientific Corp.*	3,644	21,791
Hill-Rom Holdings, Inc.	652	21,783
ResMed, Inc.*(a)	704	21,761
STERIS Corp.(a)	688	21,755
		108,938
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc.*	1,176	22,015
Community Health Systems, Inc.*	980	21,795
Express Scripts, Inc.*	404	21,889
Health Management Associates, Inc., Class A*	3,244	21,799
HealthSouth Corp.*	1,060	21,709
Tenet Healthcare Corp.*(a)	4,088	21,707
		130,914
Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	680	21,814
Hyatt Hotels Corp., Class A*	512	21,873
Marriott International, Inc., Class A(a)	576	21,802
MGM Resorts International*	1,600	21,792
Royal Caribbean Cruises Ltd.(a)	744	21,896
Starwood Hotels & Resorts Worldwide, Inc.(a)	388	21,887
		131,064
Household Durables - 1.3%
Newell Rubbermaid, Inc.(a)	1,216	21,657
PulteGroup, Inc.*(a)	2,460	21,771
Whirlpool Corp.(a)	284	21,828
		65,256

Independent Power Producers & Energy Traders - 1.3%
AES Corp./The*(a)	1,672	21,853
GenOn Energy, Inc.*	10,344	21,516
NRG Energy, Inc.*(a)	1,388	21,750
		65,119
Insurance - 3.6%
Aflac, Inc.	476	21,891
American International Group, Inc.*	708	21,828
Genworth Financial, Inc., Class A*	2,628	21,865
Hartford Financial Services Group, Inc.	1,032	21,755
Lincoln National Corp.	828	21,826
MetLife, Inc.(a)	584	21,812
Old Republic International Corp.	2,060	21,733
PartnerRe Ltd.(a)	320	21,725
		174,435
Internet & Catalog Retail - 0.4%
Netflix, Inc.*	188	21,628

Internet Software & Services - 0.9%
Akamai Technologies, Inc.*	596	21,873
AOL, Inc.*(a)	1,152	21,854
		43,727
IT Services - 0.9%
Computer Sciences Corp.	728	21,796
SAIC, Inc.*(a)	1,652	21,807
		43,603
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	588	21,591

Life Sciences Tools & Services - 1.8%
Covance, Inc.*	456	21,719
Life Technologies Corp.*(a)	448	21,872
PerkinElmer, Inc.	788	21,796
Thermo Fisher Scientific, Inc.(a)	384	21,650
		87,037
Machinery - 3.6%
Harsco Corp.	928	21,771
Ingersoll-Rand plc	528	21,833
Navistar International Corp.*(a)	540	21,843
Oshkosh Corp.*(a)	940	21,780
PACCAR, Inc.(a)	468	21,916
SPX Corp.(a)	280	21,708
Terex Corp.*(a)	964	21,690
WABCO Holdings, Inc.*	360	21,773
		174,314
Media - 2.7%
Cablevision Systems Corp., Class A	1,488	21,844
DreamWorks Animation SKG, Inc., Class A*	1,180	21,771
Gannett Co., Inc.	1,424	21,830
Lamar Advertising Co., Class A*	680	22,039
Live Nation Entertainment, Inc.*	2,320	21,808
Scripps Networks Interactive, Inc., Class A(a)	448	21,813
		131,105
Metals & Mining - 1.8%
Alcoa, Inc.(a)	2,172	21,763
Molycorp, Inc.*	644	21,787
United States Steel Corp.(a)	744	21,851

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Momentum Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Walter Energy, Inc.(a)	372	$22,026
		87,427
Multiline Retail - 0.5%
Sears Holdings Corp.*	328	21,730

Multi-Utilities - 0.9%
PG&E Corp.	504	21,879
Public Service Enterprise Group, Inc.(a)	712	21,794
		43,673
Office Electronics - 0.5%
Xerox Corp.(a)	2,704	21,848

Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources, Inc.*	1,436	21,842
Arch Coal, Inc.(a)	2,040	21,848
Cimarex Energy Co.	288	21,735
Devon Energy Corp.	308	21,905
EXCO Resources, Inc.	3,296	21,853
Forest Oil Corp.*	1,796	21,768
Hess Corp.	372	21,929
Newfield Exploration Co.*(a)	628	21,779
Peabody Energy Corp.(a)	752	21,778
QEP Resources, Inc.	716	21,838
Teekay Corp.(a)	624	21,684
Ultra Petroleum Corp.*	968	21,906
Whiting Petroleum Corp.*(a)	400	21,720
		283,585
Personal Products - 0.5%
Avon Products, Inc.	1,128	21,838

Pharmaceuticals - 0.9%
Hospira, Inc.*	584	21,836
Warner Chilcott plc, Class A*(a)	1,292	21,718
		43,554
Professional Services - 0.5%
Manpower, Inc.(a)	460	21,790

Real Estate Investment Trusts (REITs) - 0.9%
Chimera Investment Corp.	7,700	21,791
Corporate Office Properties Trust	944	21,910
		43,701
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A*	1,404	21,987
Jones Lang LaSalle, Inc.	264	21,994
		43,981
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	2,720	21,814
Broadcom Corp., Class A*	556	21,851
Cree, Inc.*	688	21,761
First Solar, Inc.*	872	21,844
Lam Research Corp.*(a)	488	21,775
Marvell Technology Group Ltd.*	1,388	21,833
Micron Technology, Inc.*(a)	2,672	21,643
Skyworks Solutions, Inc.*(a)	788	21,788
		174,309
Software - 1.8%
BMC Software, Inc.*	544	21,847

Compuware Corp.*	2,368	21,762
Factset Research Systems, Inc.	220	21,789
Rovi Corp.*(a)	676	22,004
		87,402
Specialty Retail - 2.2%
Best Buy Co., Inc.	916	21,691
Gap, Inc./The	832	21,748
Guess?, Inc.	696	21,750
Staples, Inc.	1,344	21,746
Urban Outfitters, Inc.*(a)	744	21,658
		108,593
Thrifts & Mortgage Finance - 0.9%
Hudson City Bancorp, Inc.(a)	2,988	21,842
New York Community Bancorp, Inc.	1,572	21,867
		43,709
Water Utilities - 0.5%
Aqua America, Inc.	976	21,755

Wireless Telecommunication Services - 1.3%
MetroPCS Communications, Inc.*	2,408	21,720
NII Holdings, Inc.*(a)	1,192	21,826
Sprint Nextel Corp.*	7,528	21,455
		65,001
Total Common Stocks Held Long
(Cost $3,925,371)		4,363,776

Securities Sold Short - (89.9%)
Aerospace & Defense - (1.8%)
Hexcel Corp.*	(904)	(21,705)
Teledyne Technologies, Inc.*	(344)	(21,689)
TransDigm Group, Inc.*	(188)	(21,763)
Triumph Group, Inc.	(348)	(21,806)
		(86,963)
Beverages - (0.4%)
Monster Beverage Corp.*	(348)	(21,607)

Biotechnology - (3.6%)
Alexion Pharmaceuticals, Inc.*	(236)	(21,915)
Alkermes plc*	(1,172)	(21,740)
Biogen Idec, Inc.*	(172)	(21,667)
BioMarin Pharmaceutical, Inc.*	(636)	(21,783)
Celgene Corp.*	(284)	(22,016)
Cepheid, Inc.*	(520)	(21,752)
Cubist Pharmaceuticals, Inc.*	(504)	(21,798)
Regeneron Pharmaceuticals, Inc.*	(188)	(21,924)
		(174,595)
Chemicals - (3.6%)
Airgas, Inc.	(244)	(21,709)
Celanese Corp.	(472)	(21,797)
CF Industries Holdings, Inc.	(120)	(21,918)
Ecolab, Inc.	(352)	(21,725)
LyondellBasell Industries N.V., Class A	(500)	(21,825)
NewMarket Corp.	(116)	(21,738)
Rockwood Holdings, Inc.*	(420)	(21,903)
W.R. Grace & Co.*	(376)	(21,733)
		(174,348)
Commercial Banks - (0.5%)
Signature Bank/NY*	(348)	(21,938)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Momentum Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Commercial Services & Supplies - (1.4%)
Cintas Corp.	(556)	$(21,751)
Clean Harbors, Inc.*	(324)	(21,815)
Iron Mountain, Inc.	(760)	(21,888)
		(65,454)
Communications Equipment - (0.4%)
Motorola Solutions, Inc.	(428)	(21,755)

Computers & Peripherals - (1.3%)
Apple, Inc.*	(36)	(21,581)
Dell, Inc.*	(1,312)	(21,779)
Seagate Technology plc	(812)	(21,883)
		(65,243)
Consumer Finance - (0.9%)
American Express Co.	(376)	(21,755)
Discover Financial Services	(656)	(21,871)
		(43,626)
Distributors - (0.5%)
LKQ Corp.*	(700)	(21,819)

Diversified Consumer Services - (0.9%)
Apollo Group, Inc., Class A*	(568)	(21,948)
H&R Block, Inc.	(1,320)	(21,740)
		(43,688)
Diversified Financial Services - (0.5%)
Moody's Corp.	(520)	(21,892)

Diversified Telecommunication Services - (0.9%)
AT&T, Inc.	(700)	(21,861)
tw telecom, inc.*	(980)	(21,717)
		(43,578)
Electric Utilities - (1.4%)
Cleco Corp.	(548)	(21,728)
Duke Energy Corp.	(1,044)	(21,934)
Southern Co./The	(488)	(21,926)
		(65,588)
Electrical Equipment - (0.5%)
Thomas & Betts Corp.*	(304)	(21,861)

Electronic Equipment, Instruments & Components - (0.5%)
IPG Photonics Corp.*	(420)	(21,861)

Energy Equipment & Services - (1.8%)
Core Laboratories N.V.	(164)	(21,577)
Helix Energy Solutions Group, Inc.*	(1,216)	(21,645)
Oceaneering International, Inc.	(404)	(21,772)
Oil States International, Inc.*	(280)	(21,857)
		(86,851)
Food & Staples Retailing - (0.5%)
Whole Foods Market, Inc.	(264)	(21,965)

Food Products - (1.3%)
Green Mountain Coffee Roasters, Inc.*	(460)	(21,546)
Hershey Co./The	(356)	(21,834)
Ralcorp Holdings, Inc.*	(296)	(21,931)
		(65,311)
Gas Utilities - (0.9%)
ONEOK, Inc.	(268)	(21,885)

WGL Holdings, Inc.	(536)	(21,815)
		(43,700)
Health Care Equipment & Supplies - (0.4%)
Intuitive Surgical, Inc.*	(40)	(21,670)

Health Care Providers & Services - (3.6%)
Aetna, Inc.	(432)	(21,669)
AMERIGROUP Corp.*	(324)	(21,799)
Centene Corp.*	(444)	(21,743)
HMS Holdings Corp.*	(696)	(21,722)
Humana, Inc.	(236)	(21,825)
Omnicare, Inc.	(604)	(21,484)
UnitedHealth Group, Inc.	(368)	(21,690)
WellCare Health Plans, Inc.*	(304)	(21,852)
		(173,784)
Health Care Technology - (0.9%)
athenahealth, Inc.*	(292)	(21,643)
Cerner Corp.*	(288)	(21,934)
		(43,577)
Hotels, Restaurants & Leisure - (3.1%)
Chipotle Mexican Grill, Inc.*	(52)	(21,736)
Domino's Pizza, Inc.	(600)	(21,780)
McDonald's Corp.	(224)	(21,974)
Panera Bread Co., Class A*	(136)	(21,885)
Six Flags Entertainment Corp.	(464)	(21,701)
Starbucks Corp.	(392)	(21,909)
Wyndham Worldwide Corp.	(468)	(21,767)
		(152,752)
Household Durables - (0.9%)
Tempur-Pedic International, Inc.*	(256)	(21,614)
Tupperware Brands Corp.	(344)	(21,844)
		(43,458)
Household Products - (0.4%)
Church & Dwight Co., Inc.	(440)	(21,644)

Industrial Conglomerates - (0.4%)
Carlisle Cos., Inc.	(436)	(21,765)

Insurance - (4.0%)
ACE Ltd.	(296)	(21,667)
American Financial Group, Inc./OH	(564)	(21,759)
Arch Capital Group Ltd.*	(588)	(21,897)
Arthur J. Gallagher & Co.	(608)	(21,730)
Fidelity National Financial, Inc., Class A	(1,208)	(21,780)
Marsh & McLennan Cos., Inc.	(664)	(21,773)
ProAssurance Corp.	(248)	(21,851)
RenaissanceRe Holdings Ltd.	(288)	(21,810)
W.R. Berkley Corp.	(604)	(21,817)
		(196,084)
Internet Software & Services - (1.8%)
Equinix, Inc.*	(140)	(22,043)
IAC/InterActiveCorp	(440)	(21,600)
Rackspace Hosting, Inc.*	(376)	(21,729)
VeriSign, Inc.	(568)	(21,777)
		(87,149)
IT Services - (4.0%)
Alliance Data Systems Corp.*	(172)	(21,665)
Automatic Data Processing, Inc.	(396)	(21,855)
International Business Machines Corp.	(104)	(21,700)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Momentum Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Mastercard, Inc., Class A	(52)	$(21,868)
NeuStar, Inc., Class A*	(588)	(21,903)
Teradata Corp.*	(320)	(21,808)
Total System Services, Inc.	(948)	(21,871)
Visa, Inc., Class A	(184)	(21,712)
Wright Express Corp.*	(336)	(21,749)
		(196,131)
Leisure Equipment & Products - (0.4%)
Polaris Industries, Inc.	(300)	(21,645)

Machinery - (3.1%)
Chart Industries, Inc.*	(300)	(21,999)
Donaldson Co., Inc.	(608)	(21,724)
Lincoln Electric Holdings, Inc.	(484)	(21,935)
Robbins & Myers, Inc.	(420)	(21,861)
Trinity Industries, Inc.	(660)	(21,747)
Wabtec Corp.	(288)	(21,706)
Woodward, Inc.	(508)	(21,758)
		(152,730)
Marine - (0.5%)
Kirby Corp.*	(332)	(21,842)

Media - (1.8%)
CBS Corp., Class B	(648)	(21,974)
Charter Communications, Inc., Class A*	(344)	(21,827)
DISH Network Corp., Class A	(664)	(21,865)
Liberty Media Corp. - Liberty Capital, Class A*	(248)	(21,861)
		(87,527)
Metals & Mining - (0.9%)
Allied Nevada Gold Corp.*	(672)	(21,860)
Carpenter Technology Corp.	(420)	(21,937)
		(43,797)
Multiline Retail - (1.4%)
Dollar General Corp.*	(472)	(21,806)
Dollar Tree, Inc.*	(232)	(21,922)
Macy's, Inc.	(548)	(21,772)
		(65,500)
Multi-Utilities - (2.3%)
CenterPoint Energy, Inc.	(1,112)	(21,929)
Consolidated Edison, Inc.	(376)	(21,966)
Dominion Resources, Inc.	(428)	(21,918)
NiSource, Inc.	(892)	(21,720)
OGE Energy Corp.	(408)	(21,828)
		(109,361)
Oil, Gas & Consumable Fuels - (4.9%)
Cabot Oil & Gas Corp.	(696)	(21,694)
Cobalt International Energy, Inc.*	(724)	(21,742)
Continental Resources, Inc.*	(256)	(21,970)
HollyFrontier Corp.	(680)	(21,862)
Marathon Oil Corp.	(688)	(21,810)
Range Resources Corp.	(376)	(21,861)
SM Energy Co.	(308)	(21,797)
Spectra Energy Corp.	(692)	(21,833)
Tesoro Corp.*	(816)	(21,901)
Williams Cos., Inc./The	(708)	(21,813)
World Fuel Services Corp.	(532)	(21,812)
		(240,095)
Personal Products - (1.3%)
Estee Lauder Cos., Inc./The, Class A	(352)	(21,803)

Herbalife Ltd.	(316)	(21,747)
Nu Skin Enterprises, Inc., Class A	(376)	(21,774)
		(65,324)
Pharmaceuticals - (1.8%)
Medicis Pharmaceutical Corp., Class A	(576)	(21,652)
Perrigo Co.	(212)	(21,902)
Questcor Pharmaceuticals, Inc.*	(580)	(21,819)
Viropharma, Inc.*	(724)	(21,771)
		(87,144)
Real Estate Investment Trusts (REITs) - (10.4%)
American Campus Communities, Inc.	(488)	(21,823)
American Tower Corp.	(348)	(21,931)
AvalonBay Communities, Inc.	(156)	(22,051)
Boston Properties, Inc.	(208)	(21,838)
BRE Properties, Inc.	(432)	(21,838)
Camden Property Trust	(332)	(21,829)
Colonial Properties Trust	(1,012)	(21,991)
Digital Realty Trust, Inc.	(296)	(21,895)
Douglas Emmett, Inc.	(964)	(21,989)
Equity Lifestyle Properties, Inc.	(316)	(22,038)
Equity Residential	(348)	(21,792)
Essex Property Trust, Inc.	(144)	(21,817)
Extra Space Storage, Inc.	(764)	(21,995)
Federal Realty Investment Trust	(224)	(21,681)
HCP, Inc.	(552)	(21,782)
Health Care REIT, Inc.	(396)	(21,764)
Macerich Co./The	(380)	(21,945)
Post Properties, Inc.	(464)	(21,743)
Public Storage	(160)	(22,107)
Rayonier, Inc.	(492)	(21,692)
Simon Property Group, Inc.	(148)	(21,561)
Tanger Factory Outlet Centers	(736)	(21,881)
Taubman Centers, Inc.	(300)	(21,885)
		(502,868)
Road & Rail - (3.2%)
Genesee & Wyoming, Inc., Class A*	(400)	(21,832)
J.B. Hunt Transport Services, Inc.	(400)	(21,748)
Kansas City Southern*	(304)	(21,794)
Landstar System, Inc.	(376)	(21,703)
Norfolk Southern Corp.	(332)	(21,855)
Old Dominion Freight Line, Inc.*	(460)	(21,928)
Union Pacific Corp.	(204)	(21,926)
		(152,786)
Semiconductors & Semiconductor Equipment - (0.9%)
Intel Corp.	(776)	(21,813)
KLA-Tencor Corp.	(400)	(21,768)
		(43,581)
Software - (3.6%)
Cadence Design Systems, Inc.*	(1,840)	(21,786)
Check Point Software Technologies Ltd.*	(340)	(21,706)
CommVault Systems, Inc.*	(440)	(21,841)
Fortinet, Inc.*	(792)	(21,899)
Nuance Communications, Inc.*	(856)	(21,896)
SolarWinds, Inc.*	(564)	(21,799)
TIBCO Software, Inc.*	(724)	(22,082)
Ultimate Software Group, Inc.*	(296)	(21,691)
		(174,700)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Momentum Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Specialty Retail - (4.5%)
Aaron's, Inc.	(840)	$(21,756)
Foot Locker, Inc.	(704)	(21,859)
Ltd. Brands, Inc.	(452)	(21,696)
O'Reilly Automotive, Inc.*	(240)	(21,924)
Pier 1 Imports, Inc.*	(1,200)	(21,816)
Ross Stores, Inc.	(376)	(21,846)
Sally Beauty Holdings, Inc.*	(880)	(21,824)
TJX Cos., Inc.	(552)	(21,920)
Tractor Supply Co.	(240)	(21,734)
Ulta Salon Cosmetics & Fragrance, Inc.	(236)	(21,922)
		(218,297)
Textiles, Apparel & Luxury Goods - (1.8%)
Carter's, Inc.*	(436)	(21,700)
Ralph Lauren Corp.	(124)	(21,617)
Under Armour, Inc., Class A*	(232)	(21,808)
VF Corp.	(148)	(21,605)
		(86,730)
Tobacco - (1.3%)
Lorillard, Inc.	(168)	(21,753)
Philip Morris International, Inc.	(244)	(21,621)
Reynolds American, Inc.	(524)	(21,714)
		(65,088)
Trading Companies & Distributors - (1.8%)
Fastenal Co.	(404)	(21,856)
GATX Corp.	(540)	(21,762)
MSC Industrial Direct Co., Inc., Class A	(260)	(21,653)
W.W. Grainger, Inc.	(100)	(21,481)
		(86,752)
Water Utilities - (0.5%)
American Water Works Co., Inc.	(640)	(21,779)

Wireless Telecommunication Services - (0.4%)
Crown Castle International Corp.*	(408)	(21,763)

Total Securities Sold Short
(Proceeds Received $3,918,806)		(4,360,966)
Other assets less liabilities — 99.9%		4,849,523
Net Assets — 100.0%		$4,852,333

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2012, the aggregate amount held in a segregated account was $1,846,230.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,939
Aggregate gross unrealized depreciation	(122,335)
Net unrealized appreciation	$383,604
Federal income tax cost of investments	$3,980,172

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Momentum Fund

March 31, 2012 (Unaudited)

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
387,610 USD	10/03/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Total Return Index	$94,935
(404,249) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Total Return Index	(0.01)%	(75,651)
					$19,284

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 90.0%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.(a)	570	$28,568
General Dynamics Corp.(a)	390	28,618
Lockheed Martin Corp.(a)	318	28,576
Raytheon Co.(a)	546	28,818
Rockwell Collins, Inc.(a)	498	28,665
		143,245
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.(a)	438	28,684
United Parcel Service, Inc., Class B(a)	354	28,575
		57,259
Beverages - 0.4%
PepsiCo, Inc.(a)	432	28,663

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc.*(a)	312	28,972
Amgen, Inc.(a)	426	28,964
Celgene Corp.*(a)	372	28,837
Cubist Pharmaceuticals, Inc.*(a)	666	28,804
Regeneron Pharmaceuticals, Inc.*(a)	246	28,689
United Therapeutics Corp.*(a)	612	28,844
		173,110
Chemicals - 3.6%
Air Products & Chemicals, Inc.(a)	312	28,642
Airgas, Inc.(a)	324	28,826
Ecolab, Inc.(a)	468	28,885
International Flavors & Fragrances, Inc.(a)	486	28,480
Olin Corp.(a)	1,320	28,710
Praxair, Inc.(a)	252	28,889
Sherwin-Williams Co./The(a)	264	28,689
Valspar Corp.(a)	594	28,684
		229,805
Commercial Services & Supplies - 4.0%
Avery Dennison Corp.(a)	954	28,744
Clean Harbors, Inc.*(a)	426	28,683
Corrections Corp. of America*(a)	1,056	28,839
Iron Mountain, Inc.(a)	996	28,685
Pitney Bowes, Inc.(a)	1,632	28,691
Republic Services, Inc.(a)	942	28,787
Stericycle, Inc.*(a)	342	28,605
Waste Connections, Inc.(a)	882	28,691
Waste Management, Inc.(a)	822	28,737
		258,462
Communications Equipment - 1.3%
Cisco Systems, Inc.(a)	1,362	28,806
Motorola Solutions, Inc.(a)	564	28,668
Tellabs, Inc.(a)	7,026	28,456
		85,930
Computers & Peripherals - 0.9%
Apple, Inc.*(a)	48	28,775
Lexmark International, Inc., Class A(a)	864	28,719
		57,494
Construction & Engineering - 0.4%
Quanta Services, Inc.*	1,374	28,717

Containers & Packaging - 2.7%
AptarGroup, Inc.(a)	522	28,590
Ball Corp.(a)	672	28,815

Bemis Co., Inc.(a)	888	28,674
Crown Holdings, Inc.*(a)	780	28,727
Greif, Inc., Class A(a)	516	28,855
Sonoco Products Co.(a)	858	28,486
		172,147
Diversified Telecommunication Services - 1.4%
AT&T, Inc.(a)	918	28,669
Verizon Communications, Inc.(a)	756	28,902
Windstream Corp.(a)	2,478	29,017
		86,588
Electric Utilities - 3.2%
American Electric Power Co., Inc.(a)	750	28,935
Duke Energy Corp.(a)	1,374	28,868
Entergy Corp.(a)	426	28,627
Exelon Corp.(a)	738	28,937
ITC Holdings Corp.(a)	372	28,622
PPL Corp.(a)	1,020	28,825
Southern Co./The(a)	642	28,845
		201,659
Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.(a)	2,034	28,639

Energy Equipment & Services - 2.7%
Bristow Group, Inc.(a)	600	28,638
Core Laboratories N.V.(a)	216	28,419
Diamond Offshore Drilling, Inc.(a)	426	28,436
SEACOR Holdings, Inc.*(a)	300	28,734
Tidewater, Inc.(a)	528	28,523
Transocean Ltd.(a)	522	28,553
		171,303
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.(a)	318	28,874
CVS Caremark Corp.(a)	642	28,762
Kroger Co./The(a)	1,182	28,640
Safeway, Inc.(a)	1,422	28,739
Sysco Corp.(a)	960	28,665
Walgreen Co.(a)	852	28,533
Wal-Mart Stores, Inc.	468	28,642
		200,855
Food Products - 5.4%
Campbell Soup Co.(a)	852	28,840
ConAgra Foods, Inc.(a)	1,092	28,676
Flowers Foods, Inc.(a)	1,404	28,600
General Mills, Inc.(a)	726	28,641
H.J. Heinz Co.(a)	534	28,596
Hershey Co./The(a)	468	28,702
Hormel Foods Corp.(a)	972	28,693
Kellogg Co.(a)	534	28,638
Kraft Foods, Inc., Class A(a)	750	28,508
McCormick & Co., Inc.(a)	528	28,739
Ralcorp Holdings, Inc.*(a)	390	28,895
TreeHouse Foods, Inc.*(a)	480	28,560
		344,088
Health Care Equipment & Supplies - 0.9%
C.R. Bard, Inc.(a)	288	28,432
ResMed, Inc.*(a)	930	28,746
		57,178

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.(a)	726	$28,808

Health Care Technology - 0.4%
Quality Systems, Inc.(a)	654	28,599

Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.(a)	294	28,841
Wendy's Co./The(a)	5,760	28,858
Yum! Brands, Inc.	402	28,614
		86,313
Household Durables - 0.4%
Garmin Ltd.	612	28,733

Household Products - 1.8%
Church & Dwight Co., Inc.(a)	582	28,629
Clorox Co./The(a)	420	28,875
Colgate-Palmolive Co.(a)	294	28,747
Kimberly-Clark Corp.(a)	390	28,817
		115,068
Insurance - 9.9%
Allied World Assurance Co. Holdings(a)	420	28,841
Arch Capital Group Ltd.*(a)	774	28,824
Arthur J. Gallagher & Co.(a)	804	28,735
Aspen Insurance Holdings Ltd.(a)	1,026	28,666
Assurant, Inc.(a)	714	28,917
Axis Capital Holdings Ltd.(a)	864	28,659
Chubb Corp./The(a)	414	28,611
Cincinnati Financial Corp.(a)	828	28,574
Endurance Specialty Holdings Ltd.(a)	708	28,787
Everest Re Group Ltd.(a)	306	28,311
Fidelity National Financial, Inc., Class A(a)	1,590	28,668
Hanover Insurance Group, Inc./The(a)	696	28,618
HCC Insurance Holdings, Inc.(a)	918	28,614
Markel Corp.*(a)	66	29,630
PartnerRe Ltd.(a)	420	28,514
ProAssurance Corp.(a)	324	28,548
Progressive Corp./The(a)	1,242	28,790
RenaissanceRe Holdings Ltd.(a)	378	28,626
Travelers Cos., Inc./The(a)	486	28,772
Validus Holdings Ltd.(a)	924	28,598
W.R. Berkley Corp.	792	28,607
Willis Group Holdings plc	822	28,754
		631,664
Internet & Catalog Retail - 0.4%
Expedia, Inc.(a)	858	28,692

Internet Software & Services - 1.8%
IAC/InterActiveCorp(a)	582	28,570
VeriSign, Inc.(a)	750	28,755
WebMD Health Corp.*(a)	1,122	28,701
Yahoo!, Inc.*	1,890	28,766
		114,792
IT Services - 4.5%
Amdocs Ltd.*(a)	906	28,611
Automatic Data Processing, Inc.(a)	522	28,809
Broadridge Financial Solutions, Inc.(a)	1,200	28,692
Fiserv, Inc.*(a)	414	28,727
Gartner, Inc.*(a)	672	28,654

International Business Machines Corp.(a)	138	28,794
NeuStar, Inc., Class A*(a)	774	28,832
Paychex, Inc.(a)	924	28,635
SAIC, Inc.*(a)	2,178	28,750
Total System Services, Inc.(a)	1,248	28,791
		287,295
Marine - 0.5%
Kirby Corp.*	438	28,816

Media - 0.9%
Regal Entertainment Group, Class A	2,118	28,805
Washington Post Co./The, Class B	78	29,138
		57,943
Metals & Mining - 1.4%
Compass Minerals International, Inc.(a)	402	28,839
Newmont Mining Corp.(a)	564	28,916
Royal Gold, Inc.(a)	444	28,958
		86,713
Multiline Retail - 2.3%
Big Lots, Inc.*(a)	666	28,651
Dollar Tree, Inc.*(a)	306	28,914
Family Dollar Stores, Inc.(a)	456	28,856
Kohl's Corp.(a)	576	28,817
Target Corp.(a)	492	28,669
		143,907
Multi-Utilities - 3.2%
Consolidated Edison, Inc.(a)	492	28,743
Dominion Resources, Inc.(a)	564	28,882
MDU Resources Group, Inc.(a)	1,284	28,749
OGE Energy Corp.(a)	540	28,890
PG&E Corp.(a)	666	28,911
Wisconsin Energy Corp.(a)	816	28,707
Xcel Energy, Inc.	1,092	28,905
		201,787
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.(a)	918	28,614
Chevron Corp.(a)	270	28,955
ConocoPhillips(a)	378	28,732
Exxon Mobil Corp.	330	28,621
Marathon Oil Corp.(a)	906	28,720
Range Resources Corp.(a)	492	28,605
Sunoco, Inc.(a)	750	28,612
Williams Cos., Inc./The	936	28,838
		229,697
Pharmaceuticals - 4.5%
Abbott Laboratories(a)	468	28,684
Allergan, Inc.(a)	300	28,629
Bristol-Myers Squibb Co.(a)	852	28,755
Eli Lilly & Co.(a)	714	28,753
Forest Laboratories, Inc.*(a)	828	28,723
Hospira, Inc.*(a)	768	28,715
Johnson & Johnson(a)	432	28,495
Merck & Co., Inc.(a)	750	28,800
Perrigo Co.(a)	276	28,514
Watson Pharmaceuticals, Inc.*	426	28,567
		286,635
Professional Services - 1.8%
FTI Consulting, Inc.*(a)	768	28,815
IHS, Inc., Class A*(a)	306	28,657

 See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Towers Watson & Co., Class A(a)	438	$28,939
Verisk Analytics, Inc., Class A*(a)	612	28,746
		115,157
Real Estate Investment Trusts (REITs) - 6.8%
American Campus Communities, Inc.(a)	648	28,979
American Tower Corp.(a)	456	28,737
Annaly Capital Management, Inc.(a)	1,818	28,761
Camden Property Trust(a)	438	28,799
Chimera Investment Corp.(a)	10,140	28,696
Digital Realty Trust, Inc.(a)	390	28,848
Equity Lifestyle Properties, Inc.(a)	414	28,872
Equity Residential(a)	462	28,931
Federal Realty Investment Trust(a)	294	28,456
Hatteras Financial Corp.(a)	1,026	28,625
MFA Financial, Inc.(a)	3,828	28,595
National Retail Properties, Inc.(a)	1,056	28,713
Rayonier, Inc.(a)	648	28,570
Realty Income Corp.(a)	744	28,815
Senior Housing Properties Trust(a)	1,302	28,709
		431,106
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Group Ltd.*(a)	1,830	28,786

Software - 2.7%
ANSYS, Inc.*(a)	444	28,869
Check Point Software Technologies Ltd.*(a)	450	28,728
Intuit, Inc.(a)	480	28,862
Microsoft Corp.(a)	894	28,832
Solera Holdings, Inc.(a)	624	28,635
Synopsys, Inc.*(a)	936	28,698
		172,624
Specialty Retail - 2.7%
Advance Auto Parts, Inc.(a)	324	28,697
AutoZone, Inc.*(a)	78	29,000
Lowe's Cos., Inc.(a)	918	28,807
O'Reilly Automotive, Inc.*(a)	318	29,049
Ross Stores, Inc.(a)	492	28,585
TJX Cos., Inc.(a)	726	28,830
		172,968
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.(a)	2,424	28,749

Tobacco - 1.3%
Altria Group, Inc.(a)	930	28,709
Lorillard, Inc.(a)	222	28,744
Reynolds American, Inc.(a)	690	28,594
		86,047
Total Common Stocks Held Long
(Cost $5,341,260)		5,746,041

Securities Sold Short - (90.1%)
Aerospace & Defense - (0.5%)
Textron, Inc.	(1,038)	(28,888)

Auto Components - (3.6%)
BorgWarner, Inc.*	(342)	(28,844)
Dana Holding Corp.	(1,854)	(28,737)

Gentex Corp.	(1,176)	(28,812)
Goodyear Tire & Rubber Co./The*	(2,568)	(28,813)
Johnson Controls, Inc.	(888)	(28,842)
Tenneco, Inc.*	(774)	(28,754)
TRW Automotive Holdings Corp.*	(624)	(28,985)
Visteon Corp.*	(540)	(28,620)
		(230,407)
Automobiles - (0.9%)
Harley-Davidson, Inc.	(588)	(28,859)
Thor Industries, Inc.	(918)	(28,972)
		(57,831)
Biotechnology - (0.9%)
Amylin Pharmaceuticals, Inc.*	(1,152)	(28,754)
Onyx Pharmaceuticals, Inc.*	(762)	(28,712)
		(57,466)
Building Products - (0.5%)
Owens Corning*	(798)	(28,752)

Capital Markets - (5.4%)
Affiliated Managers Group, Inc.*	(258)	(28,847)
Ameriprise Financial, Inc.	(504)	(28,793)
E*Trade Financial Corp.*	(2,640)	(28,908)
Eaton Vance Corp.	(1,002)	(28,637)
Invesco Ltd.	(1,086)	(28,964)
Jefferies Group, Inc.	(1,530)	(28,825)
Legg Mason, Inc.	(1,032)	(28,824)
Morgan Stanley	(1,464)	(28,753)
Raymond James Financial, Inc.	(786)	(28,713)
Stifel Financial Corp.*	(756)	(28,607)
T. Rowe Price Group, Inc.	(444)	(28,993)
Waddell & Reed Financial, Inc., Class A	(888)	(28,780)
		(345,644)
Chemicals - (1.8%)
Celanese Corp.	(624)	(28,816)
Huntsman Corp.	(2,052)	(28,749)
LyondellBasell Industries N.V., Class A	(660)	(28,809)
Rockwood Holdings, Inc.*	(552)	(28,787)
		(115,161)
Commercial Banks - (2.7%)
Huntington Bancshares, Inc./OH	(4,494)	(28,987)
Regions Financial Corp.	(4,398)	(28,983)
SunTrust Banks, Inc.	(1,188)	(28,714)
SVB Financial Group*	(444)	(28,567)
Webster Financial Corp.	(1,272)	(28,836)
Zions Bancorp	(1,344)	(28,842)
		(172,929)
Commercial Services & Supplies - (0.5%)
Covanta Holding Corp.	(1,776)	(28,824)

Communications Equipment - (2.7%)
Aruba Networks, Inc.*	(1,296)	(28,875)
F5 Networks, Inc.*	(216)	(29,151)
InterDigital, Inc.	(816)	(28,446)
JDS Uniphase Corp.*	(1,974)	(28,603)
Juniper Networks, Inc.*	(1,260)	(28,829)
Riverbed Technology, Inc.*	(1,026)	(28,810)
		(172,714)
Construction & Engineering - (0.9%)
Foster Wheeler AG*	(1,260)	(28,678)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
KBR, Inc.	(810)	$(28,795)
		(57,473)
Containers & Packaging - (0.5%)
Owens-Illinois, Inc.*	(1,236)	(28,848)

Diversified Consumer Services - (0.4%)
Sotheby's	(726)	(28,561)

Diversified Financial Services - (1.3%)
Bank of America Corp.	(3,018)	(28,882)
Citigroup, Inc.	(786)	(28,729)
Leucadia National Corp.	(1,092)	(28,501)
		(86,112)
Diversified Telecommunication Services - (0.5%)
Level 3 Communications, Inc.*	(1,122)	(28,869)

Electrical Equipment - (0.9%)
GrafTech International Ltd.*	(2,406)	(28,728)
Rockwell Automation, Inc.	(360)	(28,692)
		(57,420)
Electronic Equipment, Instruments & Components - (1.8%)
Anixter International, Inc.*	(396)	(28,722)
Arrow Electronics, Inc.*	(684)	(28,707)
Jabil Circuit, Inc.	(1,140)	(28,637)
Vishay Intertechnology, Inc.*	(2,370)	(28,819)
		(114,885)
Energy Equipment & Services - (4.5%)
Dril-Quip, Inc.*	(438)	(28,479)
Halliburton Co.	(864)	(28,676)
Helix Energy Solutions Group, Inc.*	(1,602)	(28,516)
Helmerich & Payne, Inc.	(528)	(28,486)
Key Energy Services, Inc.*	(1,854)	(28,644)
McDermott International, Inc.*	(2,238)	(28,669)
Nabors Industries Ltd.*	(1,644)	(28,753)
Oil States International, Inc.*	(366)	(28,570)
Patterson-UTI Energy, Inc.	(1,674)	(28,943)
Weatherford International Ltd.*	(1,896)	(28,611)
		(286,347)
Gas Utilities - (1.8%)
National Fuel Gas Co.	(600)	(28,872)
ONEOK, Inc.	(354)	(28,908)
Piedmont Natural Gas Co., Inc.	(924)	(28,709)
UGI Corp.	(1,050)	(28,612)
		(115,101)
Health Care Equipment & Supplies - (0.9%)
Alere, Inc.*	(1,110)	(28,871)
Hill-Rom Holdings, Inc.	(858)	(28,666)
		(57,537)
Health Care Providers & Services - (4.5%)
AMERIGROUP Corp.*	(426)	(28,661)
Brookdale Senior Living, Inc.*	(1,554)	(29,091)
Community Health Systems, Inc.*	(1,290)	(28,690)
Health Management Associates, Inc., Class A*	(4,272)	(28,708)
Health Net, Inc.*	(720)	(28,598)
HealthSouth Corp.*	(1,398)	(28,631)

HMS Holdings Corp.*	(918)	(28,651)
Tenet Healthcare Corp.*	(5,388)	(28,610)
Universal Health Services, Inc., Class B	(684)	(28,666)
WellCare Health Plans, Inc.*	(396)	(28,465)
		(286,771)
Hotels, Restaurants & Leisure - (3.6%)
Hyatt Hotels Corp., Class A*	(678)	(28,964)
Las Vegas Sands Corp.	(498)	(28,670)
Marriott International, Inc., Class A	(762)	(28,842)
MGM Resorts International*	(2,106)	(28,684)
Royal Caribbean Cruises Ltd.	(978)	(28,782)
Starwood Hotels & Resorts Worldwide, Inc.	(510)	(28,769)
Wyndham Worldwide Corp.	(618)	(28,743)
Wynn Resorts Ltd.	(228)	(28,473)
		(229,927)
Household Durables - (1.3%)
Harman International Industries, Inc.	(612)	(28,648)
PulteGroup, Inc.*	(3,240)	(28,674)
Tempur-Pedic International, Inc.*	(342)	(28,875)
		(86,197)
Independent Power Producers & Energy Traders - (1.8%)
AES Corp./The*	(2,208)	(28,859)
Calpine Corp.*	(1,674)	(28,809)
GenOn Energy, Inc.*	(13,632)	(28,355)
NRG Energy, Inc.*	(1,830)	(28,676)
		(114,699)
Industrial Conglomerates - (0.5%)
Carlisle Cos., Inc.	(576)	(28,754)

Insurance - (5.0%)
Aflac, Inc.	(624)	(28,697)
American International Group, Inc.*	(936)	(28,857)
Assured Guaranty Ltd.	(1,740)	(28,745)
CNO Financial Group, Inc.*	(3,690)	(28,708)
Genworth Financial, Inc., Class A*	(3,468)	(28,854)
Hartford Financial Services Group, Inc.	(1,362)	(28,711)
Lincoln National Corp.	(1,092)	(28,785)
MetLife, Inc.	(768)	(28,685)
Principal Financial Group, Inc.	(978)	(28,861)
Protective Life Corp.	(966)	(28,613)
Prudential Financial, Inc.	(456)	(28,906)
		(316,422)
Internet Software & Services - (0.5%)
eBay, Inc.*	(780)	(28,774)

Leisure Equipment & Products - (0.4%)
Brunswick Corp.	(1,110)	(28,582)

Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(648)	(28,842)
Waters Corp.*	(312)	(28,910)
		(57,752)
Machinery - (8.6%)
Actuant Corp., Class A	(990)	(28,700)
AGCO Corp.*	(612)	(28,893)
Chart Industries, Inc.*	(396)	(29,039)
Cummins, Inc.	(240)	(28,810)
Harsco Corp.	(1,224)	(28,715)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Ingersoll-Rand plc	(696)	$(28,780)
Joy Global, Inc.	(390)	(28,665)
Kennametal, Inc.	(642)	(28,588)
Manitowoc Co., Inc./The	(2,070)	(28,690)
Navistar International Corp.*	(714)	(28,881)
Nordson Corp.	(528)	(28,781)
Oshkosh Corp.*	(1,236)	(28,638)
Robbins & Myers, Inc.	(552)	(28,732)
SPX Corp.	(372)	(28,841)
Terex Corp.*	(1,272)	(28,620)
Timken Co.	(564)	(28,617)
Trinity Industries, Inc.	(870)	(28,666)
WABCO Holdings, Inc.*	(474)	(28,668)
Woodward, Inc.	(672)	(28,782)
		(546,106)
Media - (2.7%)
CBS Corp., Class B	(852)	(28,891)
Gannett Co., Inc.	(1,878)	(28,790)
Interpublic Group of Cos., Inc./The	(2,544)	(29,027)
Lamar Advertising Co., Class A*	(894)	(28,974)
Live Nation Entertainment, Inc.*	(3,060)	(28,764)
Viacom, Inc., Class B	(606)	(28,761)
		(173,207)
Metals & Mining - (1.4%)
Allegheny Technologies, Inc.	(702)	(28,901)
Cliffs Natural Resources, Inc.	(414)	(28,674)
Walter Energy, Inc.	(486)	(28,776)
		(86,351)
Multiline Retail - (0.4%)
Saks, Inc.*	(2,460)	(28,561)

Multi-Utilities - (0.9%)
Avista Corp.	(1,122)	(28,701)
TECO Energy, Inc.	(1,638)	(28,747)
		(57,448)
Oil, Gas & Consumable Fuels - (3.6%)
Alpha Natural Resources, Inc.*	(1,890)	(28,747)
Arch Coal, Inc.	(2,688)	(28,789)
Denbury Resources, Inc.*	(1,584)	(28,876)
Peabody Energy Corp.	(996)	(28,844)
SandRidge Energy, Inc.*	(3,672)	(28,752)
Spectra Energy Corp.	(912)	(28,774)
Valero Energy Corp.	(1,116)	(28,759)
Whiting Petroleum Corp.*	(528)	(28,670)
		(230,211)
Pharmaceuticals - (1.3%)
Mylan, Inc.*	(1,230)	(28,844)
Salix Pharmaceuticals Ltd.*	(546)	(28,665)
Warner Chilcott plc, Class A*	(1,704)	(28,644)
		(86,153)
Professional Services - (0.4%)
Manpower, Inc.	(606)	(28,706)

Real Estate Investment Trusts (REITs) - (1.8%)
CBL & Associates Properties, Inc.	(1,518)	(28,720)
DiamondRock Hospitality Co.	(2,802)	(28,833)
Host Hotels & Resorts, Inc.	(1,770)	(29,063)
LaSalle Hotel Properties	(1,026)	(28,872)
		(115,488)

Real Estate Management & Development - (1.4%)
CBRE Group, Inc., Class A*	(1,440)	(28,742)
Forest City Enterprises, Inc., Class A*	(1,854)	(29,034)
Jones Lang LaSalle, Inc.	(348)	(28,992)
		(86,768)
Road & Rail - (1.4%)
Con-way, Inc.	(882)	(28,762)
Hertz Global Holdings, Inc.*	(1,914)	(28,786)
Ryder System, Inc.	(546)	(28,829)
		(86,377)
Semiconductors & Semiconductor Equipment - (5.0%)
Advanced Micro Devices, Inc.*	(3,582)	(28,728)
Atmel Corp.*	(2,904)	(28,633)
Cypress Semiconductor Corp.*	(1,836)	(28,697)
Fairchild Semiconductor International, Inc.*	(1,956)	(28,753)
International Rectifier Corp.*	(1,248)	(28,791)
Micron Technology, Inc.*	(3,522)	(28,528)
NVIDIA Corp.*	(1,866)	(28,718)
ON Semiconductor Corp.*	(3,216)	(28,976)
RF Micro Devices, Inc.*	(5,754)	(28,655)
Skyworks Solutions, Inc.*	(1,038)	(28,701)
Teradyne, Inc.*	(1,716)	(28,983)
		(316,163)
Software - (2.7%)
Ariba, Inc.*	(882)	(28,850)
Autodesk, Inc.*	(678)	(28,693)
Citrix Systems, Inc.*	(360)	(28,408)
Concur Technologies, Inc.*	(498)	(28,575)
Salesforce.com, Inc.*	(186)	(28,739)
TIBCO Software, Inc.*	(954)	(29,097)
		(172,362)
Specialty Retail - (4.0%)
Abercrombie & Fitch Co., Class A	(576)	(28,575)
CarMax, Inc.*	(828)	(28,690)
Chico's FAS, Inc.	(1,896)	(28,630)
Genesco, Inc.*	(402)	(28,803)
Guess?, Inc.	(912)	(28,500)
Rent-A-Center, Inc.	(762)	(28,765)
Signet Jewelers Ltd.	(600)	(28,368)
Tiffany & Co.	(414)	(28,620)
Williams-Sonoma, Inc.	(768)	(28,785)
		(257,736)
Textiles, Apparel & Luxury Goods - (2.2%)
Coach, Inc.	(372)	(28,748)
Deckers Outdoor Corp.*	(456)	(28,751)
Fossil, Inc.*	(216)	(28,508)
PVH Corp.	(318)	(28,407)
Under Armour, Inc., Class A*	(306)	(28,764)
		(143,178)
Trading Companies & Distributors - (0.4%)
WESCO International, Inc.*	(438)	(28,606)

See accompanying notes to schedule of investments.

Schedule of Investments

QuantShares U.S. Market Neutral Anti-Beta Fund

March 31, 2012 (Unaudited)

	Number of Shares	Value
Wireless Telecommunication Services - (0.4%)
MetroPCS Communications, Inc.*	(3,174)	$(28,629)

Total Securities Sold Short
(Proceeds Received $5,175,863)		(5,749,697)
Other assets less liabilities — 100.1%		6,386,975
Net Assets — 100.0%		$6,383,319

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2012, the aggregate amount held in a segregated account was $3,615,713.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$233,945
Aggregate gross unrealized depreciation	(43,820)
Net unrealized appreciation	$190,125
Federal income tax cost of investments	$5,555,916

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
565,248 USD	10/03/2013	Morgan Stanley	0.69%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Total Return Index	$69,912
(596,005) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Total Return Index	(0.01)%	(37,189)
					$32,723

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

March 31, 2012 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended.  The Trust currently consists of seven series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral High Beta Fund (formerly known as QuantShares U.S. Market Neutral Beta Fund), QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”).

2.	Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1—	Quoted prices in active markets for identical assets.
•	Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2012, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs
	Common Stocks	Swap Agreements	Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$4,251,527	$91,222	$4,342,749
Liabilities:	(4,258,058)	(81,929)	(4,339,987)
Totals:	$(6,531)	$9,293	$2,762
QuantShares U.S. Market Neutral Value Fund
Assets:	$6,747,655	$101,331	$6,848,986
Liabilities:	(6,746,280)	(76,944)	(6,823,224)
Totals:	$1,375	$24,387	$25,762
QuantShares U.S. Market Neutral High Beta Fund
Assets:	$7,361,712	$129,222	$7,490,934
Liabilities:	(7,363,720)	(68,063)	(7,431,783)
Totals:	$(2,008)	$61,159	$59,151
QuantShares U.S. Market Neutral Size Fund
Assets:	$6,776,817	$155,075	$6,931,892
Liabilities:	(6,788,535)	(94,036)	(6,882,571)
Totals:	$(11,718)	$61,039	$49,321
QuantShares U.S. Market Neutral Quality Fund
Assets:	$10,755,810	$216,262	$10,972,072
Liabilities:	(10,767,813)	(199,036)	(10,966,849)
Totals:	$(12,003)	$17,226	$5,223
QuantShares U.S. Market Neutral Anti-Momentum Fund
Assets:	$4,363,776	$94,935	$4,458,711
Liabilities:	(4,360,966)	(75,651)	(4,436,617)
Totals:	$2,810	$19,284	$22,094
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$5,746,041	$69,912	$5,815,953
Liabilities:	(5,749,697)	(37,189)	(5,786,886)
Totals:	$(3,656)	$32,723	$29,067

For the period ended March 31, 2012, there were no Level 3 investments in a Fund held for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no significant transfers between Level 1 and Level 2 for the period ending March 31, 2012.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2012 (Unaudited)

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions.  Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2012 (Unaudited)

bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swaps

The Funds all entered into swap agreements during the period. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2012 (Unaudited)

accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

3. Risks

Momentum Risk: For the U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have had above average recent returns and shorting securities that have had below-average returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Value Risk: For the U.S. Market Neutral Value Fund, value factor investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Beta Risk: For the U.S. Market Neutral High Beta Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2012 (Unaudited)

the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities. In addition, the Fund may be more volatile than the universe since it will have long exposure to the most volatile stocks in the universe and short exposure to the least volatile stocks in the universe.

Size Risk: For the U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have below average market capitalizations and shorting securities within the universe with above-average market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

Quality Risk: For the U.S. Market Neutral Quality Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There may be periods when the quality style is out of favor, and during which the investment performance of a Fund using a quality strategy may suffer. There is a risk that quality factors may in some or all periods not be good indicators of the market price of a security.

Anti-Momentum Risk: For the U.S. Market Neutral Anti-Momentum Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the anti-momentum style is out of favor, and during which the investment performance of a Fund using an anti-momentum strategy may suffer.

Anti-Beta Risk: For the U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition,

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2012 (Unaudited)

because the Fund employs a dollar neutral strategy to achieve market neutrality, the beta of a Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ Kishore L. Karunakaran
Kishore L. Karunakaran
President
May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kishore L. Karunakaran
Kishore L. Karunakaran
President
May 23, 2012

By:	/s/ Brent Arvidson
Brent Arvidson
Principal Financial Officer and Treasurer
May 23, 2012